Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	PAYDEN & RYGEL INVESTMENT GROUP
Central Index Key	0000885709
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

Payden Cash Reserves Money Market Fund
PAYDEN CASH RESERVES MONEY MARKET FUND
INVESTMENT OBJECTIVE:
The Fund seeks to provide investors with liquidity, a stable share price, and as high a level of current income as is consistent with preservation of principal and liquidity.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden Cash Reserves Money Market Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Cash Reserves Money Market Fund Investor Class
Management Fee		0.15%
Other Expenses		0.23%
Total Annual Fund Operating Expenses		0.38%
Fee Waiver or Expense Reimbursement	[1]	0.13%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.25%
[1]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.25%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Cash Reserves Money Market Fund Investor Class	26	109	200	468

PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests only in high quality government, bank, corporate, mortgage-backed and asset-backed debt securities of U.S. and foreign issuers payable in U.S. dollars. A “high quality” debt security is a debt security that is rated in the highest category for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security), or such debt securities that Payden determines to be of comparable quality.
  The Fund invests at least 80% of its total assets in government debt securities of U.S. and foreign issuers. It may invest up to 20% of its total assets in bank, corporate, mortgage-backed and asset-backed debt securities of U.S. and foreign issuers.
  The dollar-weighted average maturity for all securities contained in the Fund is required to be 60 days or less. In addition, the Fund will limit its dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset date) to 120 days.
  The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

PRINCIPAL INVESTMENT RISKS:
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.
  The primary risks of the debt securities in which the Fund invests are interest rate risk and credit risk.
  Interest Rates. Interest rate risk is the risk that the value of the Fund’s debt securities will fluctuate with changes in interest rates. For example, a decline in short-term interest rates would lower the Fund’s yield and the return on your investment.
  Credit Risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for bank, corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests.
  Shareholder Redemptions. Recently, money market funds have experienced significant pressures from shareholder redemptions and historically low yields on securities they can hold. Therefore, it is possible that the Fund may not be able to maintain a positive yield.
  No Government Guarantee. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of two broad measures of market performance, the Lipper Money Market Average and the Lipper Government Money Market Average.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 4thQ 2006 (1.29%), and the worst quarter was 1stQ 2010 (0.00%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Cash Reserves Money Market Fund	1 Year	5 Years	10 Years
Investor Class	0.02%	0.54%	1.75%
Lipper Money Market Average	0.01%	0.37%	1.39%
Lipper Government Money Market Average	0.02%	0.45%	1.42%

Call 1-800-572-9336 between 8:00 a.m. and 5:00 p.m. (Pacific time) for the Fund’s current 7-day yield.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Cash Reserves Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN CASH RESERVES MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with liquidity, a stable share price, and as high a level of current income as is consistent with preservation of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests only in high quality government, bank, corporate, mortgage-backed and asset-backed debt securities of U.S. and foreign issuers payable in U.S. dollars. A “high quality” debt security is a debt security that is rated in the highest category for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security), or such debt securities that Payden determines to be of comparable quality.
  The Fund invests at least 80% of its total assets in government debt securities of U.S. and foreign issuers. It may invest up to 20% of its total assets in bank, corporate, mortgage-backed and asset-backed debt securities of U.S. and foreign issuers.
  The dollar-weighted average maturity for all securities contained in the Fund is required to be 60 days or less. In addition, the Fund will limit its dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset date) to 120 days.
  The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.
  The primary risks of the debt securities in which the Fund invests are interest rate risk and credit risk.
  Interest Rates. Interest rate risk is the risk that the value of the Fund’s debt securities will fluctuate with changes in interest rates. For example, a decline in short-term interest rates would lower the Fund’s yield and the return on your investment.
  Credit Risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for bank, corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests.
  Shareholder Redemptions. Recently, money market funds have experienced significant pressures from shareholder redemptions and historically low yields on securities they can hold. Therefore, it is possible that the Fund may not be able to maintain a positive yield.
  No Government Guarantee. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of two broad measures of market performance, the Lipper Money Market Average and the Lipper Government Money Market Average.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of two broad measures of market performance, the Lipper Money Market Average and the Lipper Government Money Market Average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 4thQ 2006 (1.29%), and the worst quarter was 1stQ 2010 (0.00%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Call 1-800-572-9336 between 8:00 a.m. and 5:00 p.m. (Pacific time) for the Fund’s current 7-day yield.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-572-9336
Payden Cash Reserves Money Market Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13% [1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	200
10 Years	rr_ExpenseExampleYear10	468
2003	rr_AnnualReturn2003	0.95%
2004	rr_AnnualReturn2004	1.16%
2005	rr_AnnualReturn2005	2.98%
2006	rr_AnnualReturn2006	4.87%
2007	rr_AnnualReturn2007	5.04%
2008	rr_AnnualReturn2008	2.25%
2009	rr_AnnualReturn2009	0.39%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	1.75%
Payden Cash Reserves Money Market Fund | Lipper Money Market Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	1.39%
Payden Cash Reserves Money Market Fund | Lipper Government Money Market Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	1.42%

[1]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.25%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Payden Limited Maturity Fund
PAYDEN LIMITED MATURITY FUND
INVESTMENT OBJECTIVE:
The Fund seeks a total return that, over time, is greater than returns of money market funds and is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden Limited Maturity Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Limited Maturity Fund Investor Class
Management Fee		0.28%
Other Expenses		0.28%
Total Annual Fund Operating Expenses		0.56%
Fee Waiver or Expense Reimbursement	[1]	0.21%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.35%
[1]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.35%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Limited Maturity Fund Investor Class	36	158	292	681

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of investment grade debt instruments and income-producing securities payable primarily in U.S. dollars. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund invests in debt securities of any maturity, although under normal market conditions the Fund’s maximum average portfolio maturity (on a dollar-weighted basis) is two and one-half years.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch Three Month U.S. Treasury Bill Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (1.42%), and the worst quarter was 4thQ 2008 (–2.66%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Limited Maturity Fund	1 Year	5 Years	10 Years
Investor Class	1.83%	1.28%	1.74%
Investor Class After Taxes on Distributions	1.60%	0.74%	0.95%
Investor Class After Taxes on Distributions and Sale of Fund Shares	1.19%	0.77%	1.02%
Bank of America Merrill Lynch Three Month U.S. Treasury Bill Index (The returns for the index are before any deduction for taxes, fees or expenses.)	0.11%	0.52%	1.78%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Limited Maturity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN LIMITED MATURITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return that, over time, is greater than returns of money market funds and is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of investment grade debt instruments and income-producing securities payable primarily in U.S. dollars. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund invests in debt securities of any maturity, although under normal market conditions the Fund’s maximum average portfolio maturity (on a dollar-weighted basis) is two and one-half years.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch Three Month U.S. Treasury Bill Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch Three Month U.S. Treasury Bill Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (1.42%), and the worst quarter was 4thQ 2008 (–2.66%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden Limited Maturity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21% [1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	158
5 Years	rr_ExpenseExampleYear05	292
10 Years	rr_ExpenseExampleYear10	681
2003	rr_AnnualReturn2003	1.22%
2004	rr_AnnualReturn2004	1.08%
2005	rr_AnnualReturn2005	2.55%
2006	rr_AnnualReturn2006	4.52%
2007	rr_AnnualReturn2007	1.97%
2008	rr_AnnualReturn2008	(2.12%)
2009	rr_AnnualReturn2009	4.69%
2010	rr_AnnualReturn2010	1.41%
2011	rr_AnnualReturn2011	0.44%
2012	rr_AnnualReturn2012	1.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.66%)
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Payden Limited Maturity Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	0.74%
10 Years	rr_AverageAnnualReturnYear10	0.95%
Payden Limited Maturity Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.19%
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	1.02%
Payden Limited Maturity Fund | Bank of America Merrill Lynch Three Month U.S. Treasury Bill Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	1.78%

[1]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.35%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Payden Low Duration Fund
PAYDEN LOW DURATION FUND
INVESTMENT OBJECTIVE:
The Payden Low Duration Fund seeks a high level of total return that is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden Low Duration Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Low Duration Fund Investor Class
Management Fee		0.28%
Other Expenses		0.27%
Total Annual Fund Operating Expenses		0.55%
Fee Waiver or Expense Reimbursement	[1]	0.05%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.50%
[1]	Payden & Rygel (���Payden���) has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.50%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund���s Board of Trustees.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Low Duration Fund Investor Class	51	171	302	684

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities payable primarily in U.S. dollars. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  The Fund invests at least 75% of its total assets in investment grade debt securities, but may invest up to 25% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). The overall average credit quality of the Fund will remain investment grade. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund invests in debt securities of any maturity, although under normal market conditions the Fund’s maximum average portfolio maturity (on a dollar-weighted basis) is four years.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security's credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-3 Year Treasury Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (2.44%), and the worst quarter was 2ndQ 2004 (–1.38%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Low Duration Fund	1 Year	5 Years	10 Years
Investor Class	4.27%	3.32%	3.15%
Investor Class After Taxes on Distributions	3.61%	2.32%	2.04%
Investor Class After Taxes on Distributions and Sale of Fund Shares	2.77%	2.25%	2.04%
Bank of America Merrill Lynch 1-3 Year Treasury Index (The returns for the index are before any deduction for taxes, fees or expenses.)	0.43%	2.32%	2.72%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Low Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN LOW DURATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Payden Low Duration Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities payable primarily in U.S. dollars. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  The Fund invests at least 75% of its total assets in investment grade debt securities, but may invest up to 25% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). The overall average credit quality of the Fund will remain investment grade. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund invests in debt securities of any maturity, although under normal market conditions the Fund’s maximum average portfolio maturity (on a dollar-weighted basis) is four years.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security's credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-3 Year Treasury Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-3 Year Treasury Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (2.44%), and the worst quarter was 2ndQ 2004 (–1.38%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden Low Duration Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05% [1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	171
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	684
2003	rr_AnnualReturn2003	2.38%
2004	rr_AnnualReturn2004	1.20%
2005	rr_AnnualReturn2005	1.31%
2006	rr_AnnualReturn2006	4.23%
2007	rr_AnnualReturn2007	5.91%
2008	rr_AnnualReturn2008	1.14%
2009	rr_AnnualReturn2009	6.76%
2010	rr_AnnualReturn2010	3.44%
2011	rr_AnnualReturn2011	1.11%
2012	rr_AnnualReturn2012	4.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.38%)
1 Year	rr_AverageAnnualReturnYear01	4.27%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Payden Low Duration Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.61%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	2.04%
Payden Low Duration Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	2.04%
Payden Low Duration Fund | Bank of America Merrill Lynch 1-3 Year Treasury Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	2.72%

[1]	Payden & Rygel (���Payden���) has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.50%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund���s Board of Trustees.

Payden U.S. Government Fund | Prospectus-Investor Class
PAYDEN U.S. GOVERNMENT FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return that is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden U.S. Government Fund Prospectus-Investor Class Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden U.S. Government Fund Prospectus-Investor Class Investor Class
Management Fee		0.28%
Other Expenses		0.32%
Total Annual Fund Operating Expenses	[1]	0.60%
Fee Waiver or Expense Reimbursement	[2]	0.15%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.45%
[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.60%.
[2]	Payden has also contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.45%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden U.S. Government Fund Prospectus-Investor Class Investor Class	46	177	320	736

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests 100% of its total assets in “U.S. Government Obligations,” which are defined as U.S. Treasury bills, notes and bonds, and other bonds and obligations issued or guaranteed by the U.S. Government, or in Government National Mortgage Association (GNMA) mortgage-backed securities, which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government, or in Government-sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA)). In addition, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations.
  Except for mortgage-backed U.S. Government Obligations, the Fund invests in debt securities with a maximum maturity of ten years. Under normal market conditions, the Fund’s average portfolio maturity (on a dollar-weighted basis) is generally less than five years. The Fund invests in mortgage-backed U.S. Government Obligations with a maximum effective duration of ten years. Duration is a mathematical concept which uses anticipated cash flows to measure the price volatility of a security and is calculated in terms of years. For example, when interest rates move up or down, the price of a security with a duration of four years will move roughly twice as much as a security with a duration of two years.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  U.S. Treasury and Agency Obligations. Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. Government. On the other hand, FNMA and FHLMC mortgage-backed securities are not. However, currently, each of the FNMA and FHLMC benefits from the Senior Preferred Stock Purchase Agreement it has with the U.S. Treasury which is expected to provide them with the necessary cash resources to meet their obligations. Although the U.S. Government has recently provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. Government will provide financial support in the future to these or other U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.
  Prepayment Risk. The Fund is subject to the prepayment risk applicable to mortgages underlying the GNMA Securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund. In addition, the Fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing Federal agency, as well as the credit quality of the underlying assets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-5 Year Treasury Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 1stQ 2008 (3.70%), and the worst quarter was 2ndQ 2004 (–1.96%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden U.S. Government Fund Prospectus-Investor Class	1 Year	5 Years	10 Years
Investor Class	2.02%	3.60%	3.26%
Investor Class After Taxes on Distributions	1.32%	2.60%	2.12%
Investor Class After Taxes on Distributions and Sale of Fund Shares	1.39%	2.56%	2.15%
Bank of America Merrill Lynch 1-5 Year Treasury Index (The returns for the index are before any deduction for taxes, fees or expenses.)	0.91%	3.32%	3.32%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden U.S. Government Fund | Prospectus-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN U.S. GOVERNMENT FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests 100% of its total assets in “U.S. Government Obligations,” which are defined as U.S. Treasury bills, notes and bonds, and other bonds and obligations issued or guaranteed by the U.S. Government, or in Government National Mortgage Association (GNMA) mortgage-backed securities, which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government, or in Government-sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA)). In addition, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations.
  Except for mortgage-backed U.S. Government Obligations, the Fund invests in debt securities with a maximum maturity of ten years. Under normal market conditions, the Fund’s average portfolio maturity (on a dollar-weighted basis) is generally less than five years. The Fund invests in mortgage-backed U.S. Government Obligations with a maximum effective duration of ten years. Duration is a mathematical concept which uses anticipated cash flows to measure the price volatility of a security and is calculated in terms of years. For example, when interest rates move up or down, the price of a security with a duration of four years will move roughly twice as much as a security with a duration of two years.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  U.S. Treasury and Agency Obligations. Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. Government. On the other hand, FNMA and FHLMC mortgage-backed securities are not. However, currently, each of the FNMA and FHLMC benefits from the Senior Preferred Stock Purchase Agreement it has with the U.S. Treasury which is expected to provide them with the necessary cash resources to meet their obligations. Although the U.S. Government has recently provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. Government will provide financial support in the future to these or other U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.
  Prepayment Risk. The Fund is subject to the prepayment risk applicable to mortgages underlying the GNMA Securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund. In addition, the Fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing Federal agency, as well as the credit quality of the underlying assets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-5 Year Treasury Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-5 Year Treasury Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 1stQ 2008 (3.70%), and the worst quarter was 2ndQ 2004 (–1.96%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden U.S. Government Fund | Prospectus-Investor Class | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	177
5 Years	rr_ExpenseExampleYear05	320
10 Years	rr_ExpenseExampleYear10	736
2003	rr_AnnualReturn2003	1.15%
2004	rr_AnnualReturn2004	1.44%
2005	rr_AnnualReturn2005	1.03%
2006	rr_AnnualReturn2006	4.01%
2007	rr_AnnualReturn2007	7.07%
2008	rr_AnnualReturn2008	7.59%
2009	rr_AnnualReturn2009	2.89%
2010	rr_AnnualReturn2010	2.91%
2011	rr_AnnualReturn2011	2.70%
2012	rr_AnnualReturn2012	2.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.96%)
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Payden U.S. Government Fund | Prospectus-Investor Class | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Payden U.S. Government Fund | Prospectus-Investor Class | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.39%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	2.15%
Payden U.S. Government Fund | Prospectus-Investor Class | Bank of America Merrill Lynch 1-5 Year Treasury Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.91%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	3.32%

[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.60%.
[2]	Payden has also contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.45%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Payden GNMA Fund | Prospectus-Investor Class
PAYDEN GNMA FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return that is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden GNMA Fund Prospectus-Investor Class Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden GNMA Fund Prospectus-Investor Class Investor Class
Management Fee		0.27%
Other Expenses		0.23%
Total Annual Fund Operating Expenses	[1]	0.50%
[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.50%.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden GNMA Fund Prospectus-Investor Class Investor Class	51	160	280	628

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests at least 80% of its total assets in Government National Mortgage Association mortgage-backed securities (GNMA Securities), which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government. The Fund invests the balance of its assets primarily in other “U.S. Government Obligations,” which are defined as U.S. Treasury bills, notes and bonds, and other bonds and mortgage-backed securities issued or guaranteed by the U.S. Government, or by Government sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) or Federal National Mortgage Association (FNMA)). However, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations or GNMA Securities.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. However, falling interest rates typically will not affect the prices of GNMA Securities as much as the prices of comparable debt securities because the markets tend to discount GNMA Security prices for prepayment risk when interest rates fall. Further, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Prepayment Risk. The Fund is subject to the prepayment risk applicable to mortgages underlying the GNMA Securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund. In addition, the Fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing Federal agency, as well as the credit quality of the underlying assets.
  U.S. Treasury and Agency Obligations. Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. Government. On the other hand, FNMA and FHLMC mortgage-backed securities are not. However, currently, each of the FNMA and FHLMC benefits from the Senior Preferred Stock Purchase Agreement it has with the U.S. Treasury which is expected to provide them with the necessary cash resources to meet their obligations. Although the U.S. Government has recently provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. Government will provide financial support in the future to these or other U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch GNMA Master Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 4thQ 2008 (3.83%), and the worst quarter was 2ndQ 2004 (–1.27%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden GNMA Fund Prospectus-Investor Class	1 Year	5 Years	10 Years
Investor Class	3.60%	6.51%	5.33%
Investor Class After Taxes on Distributions	1.65%	4.68%	3.43%
Investor Class After Taxes on Distributions and Sale of Fund Shares	2.38%	4.50%	3.42%
Bank of America Merrill Lynch GNMA Master Index (The returns for the index are before any deduction for taxes, fees or expenses.)	2.36%	5.49%	5.21%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden GNMA Fund | Prospectus-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN GNMA FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests at least 80% of its total assets in Government National Mortgage Association mortgage-backed securities (GNMA Securities), which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government. The Fund invests the balance of its assets primarily in other “U.S. Government Obligations,” which are defined as U.S. Treasury bills, notes and bonds, and other bonds and mortgage-backed securities issued or guaranteed by the U.S. Government, or by Government sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) or Federal National Mortgage Association (FNMA)). However, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations or GNMA Securities.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. However, falling interest rates typically will not affect the prices of GNMA Securities as much as the prices of comparable debt securities because the markets tend to discount GNMA Security prices for prepayment risk when interest rates fall. Further, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Prepayment Risk. The Fund is subject to the prepayment risk applicable to mortgages underlying the GNMA Securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund. In addition, the Fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing Federal agency, as well as the credit quality of the underlying assets.
  U.S. Treasury and Agency Obligations. Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. Government. On the other hand, FNMA and FHLMC mortgage-backed securities are not. However, currently, each of the FNMA and FHLMC benefits from the Senior Preferred Stock Purchase Agreement it has with the U.S. Treasury which is expected to provide them with the necessary cash resources to meet their obligations. Although the U.S. Government has recently provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. Government will provide financial support in the future to these or other U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch GNMA Master Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch GNMA Master Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 4thQ 2008 (3.83%), and the worst quarter was 2ndQ 2004 (–1.27%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden GNMA Fund | Prospectus-Investor Class | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50% [1]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
2003	rr_AnnualReturn2003	3.05%
2004	rr_AnnualReturn2004	4.19%
2005	rr_AnnualReturn2005	2.95%
2006	rr_AnnualReturn2006	4.40%
2007	rr_AnnualReturn2007	6.22%
2008	rr_AnnualReturn2008	7.69%
2009	rr_AnnualReturn2009	6.48%
2010	rr_AnnualReturn2010	6.70%
2011	rr_AnnualReturn2011	8.18%
2012	rr_AnnualReturn2012	3.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.27%)
1 Year	rr_AverageAnnualReturnYear01	3.60%
5 Years	rr_AverageAnnualReturnYear05	6.51%
10 Years	rr_AverageAnnualReturnYear10	5.33%
Payden GNMA Fund | Prospectus-Investor Class | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Payden GNMA Fund | Prospectus-Investor Class | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Payden GNMA Fund | Prospectus-Investor Class | Bank of America Merrill Lynch GNMA Master Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.36%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10	5.21%

[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.50%.

Payden Core Bond Fund | Prospectus-Investor Class
PAYDEN CORE BOND FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return that is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden Core Bond Fund Prospectus-Investor Class Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Core Bond Fund Prospectus-Investor Class Investor Class
Management Fee		0.28%
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.08%
Total Annual Fund Operating Expenses	[1]	0.61%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund's financial statements), which reflects the Fund's operating expenses but not Acquired Fund Fees and Expenses.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses (inclusive of Acquired Fund Fees and Expenses). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Core Bond Fund Prospectus-Investor Class Investor Class	62	195	340	762

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 464% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 105%. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely that the Fund’s portfolio turnover rate will continue at a similar level.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities payable primarily in U.S. dollars. These include (1) debt securities issued or guaranteed by the U.S. Government, and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  The Fund invests at least 80% of its total assets in investment grade debt securities, but may invest up to 20% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Aggregate Bond Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (4.66%), and the worst quarter was 2ndQ 2004 (–2.73%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Core Bond Fund Prospectus-Investor Class	1 Year	5 Years	10 Years
Investor Class	9.68%	6.07%	4.84%
Investor Class After Taxes on Distributions	8.29%	4.56%	3.32%
Investor Class After Taxes on Distributions and Sale of Fund Shares	6.27%	4.30%	3.24%
Barclays Capital Aggregate Bond Index (The returns for the index are before any deduction for taxes, fees or expenses.)	4.21%	5.94%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Core Bond Fund | Prospectus-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN CORE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 464% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 105%. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely that the Fund’s portfolio turnover rate will continue at a similar level.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	464.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund’s financial statements), which reflects the Fund’s operating expenses but not Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses (inclusive of Acquired Fund Fees and Expenses). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities payable primarily in U.S. dollars. These include (1) debt securities issued or guaranteed by the U.S. Government, and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  The Fund invests at least 80% of its total assets in investment grade debt securities, but may invest up to 20% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Aggregate Bond Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (4.66%), and the worst quarter was 2ndQ 2004 (–2.73%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden Core Bond Fund | Prospectus-Investor Class | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61% [1]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
2003	rr_AnnualReturn2003	4.03%
2004	rr_AnnualReturn2004	4.50%
2005	rr_AnnualReturn2005	1.92%
2006	rr_AnnualReturn2006	2.21%
2007	rr_AnnualReturn2007	5.55%
2008	rr_AnnualReturn2008	(0.17%)
2009	rr_AnnualReturn2009	10.75%
2010	rr_AnnualReturn2010	6.36%
2011	rr_AnnualReturn2011	4.15%
2012	rr_AnnualReturn2012	9.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.73%)
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	6.07%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Payden Core Bond Fund | Prospectus-Investor Class | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.29%
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Payden Core Bond Fund | Prospectus-Investor Class | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.27%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Payden Core Bond Fund | Prospectus-Investor Class | Barclays Capital Aggregate Bond Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund's financial statements), which reflects the Fund's operating expenses but not Acquired Fund Fees and Expenses.

Payden Corporate Bond Fund
PAYDEN CORPORATE BOND FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return that is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden Corporate Bond Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Corporate Bond Fund Investor Class
Management Fee		0.35%
Other Expenses		0.56%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		0.93%
Fee Waiver or Expense Reimbursement	[1]	0.26%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.67%
[1]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest and taxes) exceed 0.65%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees. The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund's financial statements), which reflects the Fund's operating expenses, but not Acquired Fund Fees and Expenses.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (inclusive of Acquired Fund Fees and Expenses and taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Corporate Bond Fund Investor Class	68	270	489	1,119

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 487% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 56%.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities, loans and commercial paper issued by U.S. and foreign companies; (2) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (3) U.S. and foreign mortgage-backed and asset-backed securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in corporate bonds or similar corporate debt instruments. In addition, in order to gain exposure to corporate debt markets, the Fund may use derivatives to a significant extent, including in particular, credit default swaps with respect to individual corporate names and with respect to various credit indices.
  Under normal market conditions, the Fund invests at least 65% of its total assets in securities rated investment grade at the time of purchase, and may invest up to 35% of its total assets in securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund may invest up to 25% of its total assets in securities of issuers organized or headquartered in emerging market countries.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers, and may use derivatives to gain exposure to such equity markets.
  The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Derivatives. The use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. As noted above in the Principal Investment Strategies discussion, the Fund expects in particular to use credit default swaps, the principal risk is similar to the risks of owning a traditional cash bond, i.e., the credit risk of the issuer.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital U.S. Corporate Investment Grade Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the three-year period, the Fund’s best quarter was 3rdQ 2010 (5.15%), and the worst quarter was 4thQ 2010 (–1.50%).
Average Annual Returns through 12/31/12
Average Annual Total Returns Payden Corporate Bond Fund	1 Year	Inception	Inception Date
Investor Class	12.32%	11.10%	Mar 12, 2009
Investor Class After Taxes on Distributions	10.43%	8.77%	Mar 12, 2009
Investor Class After Taxes on Distributions and Sale of Fund Shares	8.30%	8.32%	Mar 12, 2009
Barclays Capital U.S. Corporate Investment Grade Index (The returns for the index are before any deduction for taxes, fees or expenses.)	9.82%	12.86%	Mar 12, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN CORPORATE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 487% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 56%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	487.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (inclusive of Acquired Fund Fees and Expenses and taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities, loans and commercial paper issued by U.S. and foreign companies; (2) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (3) U.S. and foreign mortgage-backed and asset-backed securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in corporate bonds or similar corporate debt instruments. In addition, in order to gain exposure to corporate debt markets, the Fund may use derivatives to a significant extent, including in particular, credit default swaps with respect to individual corporate names and with respect to various credit indices.
  Under normal market conditions, the Fund invests at least 65% of its total assets in securities rated investment grade at the time of purchase, and may invest up to 35% of its total assets in securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund may invest up to 25% of its total assets in securities of issuers organized or headquartered in emerging market countries.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers, and may use derivatives to gain exposure to such equity markets.
  The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Derivatives. The use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. As noted above in the Principal Investment Strategies discussion, the Fund expects in particular to use credit default swaps, the principal risk is similar to the risks of owning a traditional cash bond, i.e., the credit risk of the issuer.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital U.S. Corporate Investment Grade Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital U.S. Corporate Investment Grade Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period, the Fund’s best quarter was 3rdQ 2010 (5.15%), and the worst quarter was 4thQ 2010 (–1.50%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden Corporate Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26% [1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	270
5 Years	rr_ExpenseExampleYear05	489
10 Years	rr_ExpenseExampleYear10	1,119
2010	rr_AnnualReturn2010	8.84%
2011	rr_AnnualReturn2011	5.41%
2012	rr_AnnualReturn2012	12.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.50%)
1 Year	rr_AverageAnnualReturnYear01	12.32%
Inception	rr_AverageAnnualReturnSinceInception	11.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 2009
Payden Corporate Bond Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.43%
Inception	rr_AverageAnnualReturnSinceInception	8.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 2009
Payden Corporate Bond Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
Inception	rr_AverageAnnualReturnSinceInception	8.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 2009
Payden Corporate Bond Fund | Barclays Capital U.S. Corporate Investment Grade Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.82%
Inception	rr_AverageAnnualReturnSinceInception	12.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 2009

[1]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest and taxes) exceed 0.65%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees. The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund's financial statements), which reflects the Fund's operating expenses, but not Acquired Fund Fees and Expenses.

Payden High Income Fund | Prospectus-Investor Class
PAYDEN HIGH INCOME FUND
INVESTMENT OBJECTIVE:
The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden High Income Fund Prospectus-Investor Class Investor Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Payden High Income Fund Prospectus-Investor Class Investor Class
Management Fee	0.35%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.64%

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden High Income Fund Prospectus-Investor Class Investor Class	65	205	357	798

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities, loans and commercial paper issued by U.S. and foreign companies; (2) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (3) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (4) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in corporate debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund emphasizes investments in debt securities of (1) issuers with credit ratings at the mid to high quality end of the high yield bond spectrum, which Payden believes have stable to improving business prospects; (2) issuers Payden believes are in the growth stage of development and have reasonable prospects for improved operating results and improved credit ratings; and (3) issuers that have undergone leveraged buyouts or recapitalizations.
  The Fund may invest up to 30% of its total assets in securities of issuers organized or headquartered in emerging market countries.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund primarily invests in debt securities payable in U.S. dollars and may invest in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (9.54%), and the worst quarter was 4thQ 2008 (–14.20%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden High Income Fund Prospectus-Investor Class	1 Year	5 Years	10 Years
Investor Class	14.51%	7.02%	7.51%
Investor Class After Taxes on Distributions	11.87%	4.19%	4.76%
Investor Class After Taxes on Distributions and Sale of Fund Shares	9.49%	4.31%	4.81%
Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index (The returns for the index are before any deduction for taxes, fees or expenses.)	14.58%	9.11%	9.29%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden High Income Fund | Prospectus-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN HIGH INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities, loans and commercial paper issued by U.S. and foreign companies; (2) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (3) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (4) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in corporate debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund emphasizes investments in debt securities of (1) issuers with credit ratings at the mid to high quality end of the high yield bond spectrum, which Payden believes have stable to improving business prospects; (2) issuers Payden believes are in the growth stage of development and have reasonable prospects for improved operating results and improved credit ratings; and (3) issuers that have undergone leveraged buyouts or recapitalizations.
  The Fund may invest up to 30% of its total assets in securities of issuers organized or headquartered in emerging market countries.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund primarily invests in debt securities payable in U.S. dollars and may invest in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (9.54%), and the worst quarter was 4thQ 2008 (–14.20%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden High Income Fund | Prospectus-Investor Class | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
2003	rr_AnnualReturn2003	18.65%
2004	rr_AnnualReturn2004	8.30%
2005	rr_AnnualReturn2005	2.36%
2006	rr_AnnualReturn2006	8.84%
2007	rr_AnnualReturn2007	2.64%
2008	rr_AnnualReturn2008	(20.38%)
2009	rr_AnnualReturn2009	31.76%
2010	rr_AnnualReturn2010	12.30%
2011	rr_AnnualReturn2011	4.09%
2012	rr_AnnualReturn2012	14.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.20%)
1 Year	rr_AverageAnnualReturnYear01	14.51%
5 Years	rr_AverageAnnualReturnYear05	7.02%
10 Years	rr_AverageAnnualReturnYear10	7.51%
Payden High Income Fund | Prospectus-Investor Class | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.87%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	4.76%
Payden High Income Fund | Prospectus-Investor Class | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.49%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	4.81%
Payden High Income Fund | Prospectus-Investor Class | Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.58%
5 Years	rr_AverageAnnualReturnYear05	9.11%
10 Years	rr_AverageAnnualReturnYear10	9.29%

Payden Tax Exempt Bond Fund
PAYDEN TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE:
The Fund seeks income that is exempt from Federal income tax and is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden Tax Exempt Bond Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Tax Exempt Bond Fund Investor Class
Management Fee		0.32%
Other Expenses		0.28%
Total Annual Fund Operating Expenses	[1]	0.60%
Fee Waiver or Expense Reimbursement	[2]	0.05%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.55%
[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.60%.
[2]	Payden has also contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.55%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Tax Exempt Bond Fund Investor Class	56	187	330	745

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  Under normal market conditions, the Fund invests at least 80% of its total assets in “Municipal Securities,” which are defined as debt obligations issued by state and local governments, territories, and possessions of the United States, regional government authorities, and their agencies and instrumentalities, and which pay interest income exempt from Federal income tax. However, the Fund may invest up to 20% of its total assets in Municipal Securities that are exempt from Federal income tax, but are subject to the Federal alternative minimum tax.
  Under normal market conditions, the Fund invests at least 75% of its total assets in investment grade bonds, but may invest up to 25% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity. However, the Fund’s average portfolio maturity (on a dollar-weighted basis) is generally five to ten years.
  As a temporary measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to Federal or state income tax.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Municipal Securities. Investing in the Municipal Securities market involves certain risks. The amount of public information available about Municipal Securities is generally less than that for corporate equities or bonds, and the Fund’s investment performance may therefore be more dependent on Payden’s analytical abilities than if the Fund were to invest in stocks or taxable bonds. The secondary market for Municipal Securities also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Securities Subject to Federal Income Tax. As a temporary measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to Federal income tax.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Quality Intermediate Municipal Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (4.70%), and the worst quarter was 4thQ 2010 (–2.77%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Tax Exempt Bond Fund	1 Year	5 Years	10 Years
Investor Class	3.69%	4.31%	3.68%
Investor Class After Taxes on Distributions	3.19%	4.20%	3.58%
Investor Class After Taxes on Distributions and Sale of Fund Shares	3.67%	4.07%	3.57%
Barclays Capital Quality Intermediate Municipal Index (The returns for the index are before any deduction for taxes, fees or expenses.)	3.83%	5.46%	4.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Tax Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN TAX EXEMPT BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income that is exempt from Federal income tax and is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Under normal market conditions, the Fund invests at least 80% of its total assets in “Municipal Securities,” which are defined as debt obligations issued by state and local governments, territories, and possessions of the United States, regional government authorities, and their agencies and instrumentalities, and which pay interest income exempt from Federal income tax. However, the Fund may invest up to 20% of its total assets in Municipal Securities that are exempt from Federal income tax, but are subject to the Federal alternative minimum tax.
  Under normal market conditions, the Fund invests at least 75% of its total assets in investment grade bonds, but may invest up to 25% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity. However, the Fund’s average portfolio maturity (on a dollar-weighted basis) is generally five to ten years.
  As a temporary measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to Federal or state income tax.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Municipal Securities. Investing in the Municipal Securities market involves certain risks. The amount of public information available about Municipal Securities is generally less than that for corporate equities or bonds, and the Fund’s investment performance may therefore be more dependent on Payden’s analytical abilities than if the Fund were to invest in stocks or taxable bonds. The secondary market for Municipal Securities also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Securities Subject to Federal Income Tax. As a temporary measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to Federal income tax.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Quality Intermediate Municipal Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Quality Intermediate Municipal Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (4.70%), and the worst quarter was 4thQ 2010 (–2.77%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden Tax Exempt Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	187
5 Years	rr_ExpenseExampleYear05	330
10 Years	rr_ExpenseExampleYear10	745
2003	rr_AnnualReturn2003	3.69%
2004	rr_AnnualReturn2004	2.81%
2005	rr_AnnualReturn2005	1.58%
2006	rr_AnnualReturn2006	3.76%
2007	rr_AnnualReturn2007	3.40%
2008	rr_AnnualReturn2008	1.06%
2009	rr_AnnualReturn2009	7.38%
2010	rr_AnnualReturn2010	1.77%
2011	rr_AnnualReturn2011	7.87%
2012	rr_AnnualReturn2012	3.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.77%)
1 Year	rr_AverageAnnualReturnYear01	3.69%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	3.68%
Payden Tax Exempt Bond Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.19%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Payden Tax Exempt Bond Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.67%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Payden Tax Exempt Bond Fund | Barclays Capital Quality Intermediate Municipal Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.83%
5 Years	rr_AverageAnnualReturnYear05	5.46%
10 Years	rr_AverageAnnualReturnYear10	4.52%

[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.60%.
[2]	Payden has also contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.55%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Payden California Municipal Income Fund
PAYDEN CALIFORNIA MUNICIPAL INCOME FUND
INVESTMENT OBJECTIVE:
The Fund seeks income that is exempt from Federal and California income tax and is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden California Municipal Income Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden California Municipal Income Fund Investor Class
Management Fee		0.32%
Other Expenses		0.35%
Total Annual Fund Operating Expenses		0.67%
Fee Waiver or Expense Reimbursement	[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.55%
[1]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.55%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden California Municipal Income Fund Investor Class	56	202	361	823

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  Under normal market circumstances, the Fund invests at least 80% of its total assets in “California Municipal Securities,” which are defined as debt obligations issued by the State of California, local governments and other authorities in California, and their agencies and instrumentalities, or by other issuers, all of which pay interest income exempt from California personal income tax.
  The Fund may invest up to 20% of its total assets in “Municipal Securities,” which are defined as debt obligations issued by state and local governments, territories, and possessions of the United States, regional government authorities, and their agencies and instrumentalities, and which pay interest income either exempt from Federal income tax or exempt from Federal income tax, but subject to the Federal alternative minimum tax.
  Under normal market circumstances, the Fund invests at least 75% of its total assets in investment grade bonds, but may invest up to 25% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity. However, the Fund’s average portfolio maturity (on a dollar-weighted basis) is generally five to ten years.
  As a temporary measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to Federal or state income tax.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Municipal Securities. Investing in the Municipal Securities market involves certain risks. The amount of public information available about Municipal Securities is generally less than that for corporate equities or bonds, and the Fund’s investment performance may therefore be more dependent on Payden’s analytical abilities than if the Fund were to invest in stocks or taxable bonds. The secondary market for Municipal Securities also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them.
  California Municipal Securities. Because the Fund invests primarily in California Municipal Securities, its performance is subject to economic and political developments in the State of California. California Municipal Securities may be adversely affected by political and economic conditions and developments within California and the nation as a whole. Since the end of the recession, California and the U.S. have been in the midst of a modest, drawn-out recovery. While economists have indicated that the State’s fiscal condition has significantly improved since the downturn due to the economic recovery, budgetary restraint and temporary tax increases, they believe that there is still considerable risk to California’s economic outlook due to, among other factors, California’s unfunded budget obligations, the uncertainty surrounding federal fiscal policy, the volatility in the U.S. and global stock and credit markets, and the European financial crises. As of January 29, 2013, California’s general obligation bonds were rated A1 by Moody’s, A- by Standard & Poor’s, and A- by Fitch Ratings. Although bonds issued by California remain “investment grade” according to each ratings agency, California currently has the lowest credit rating of any state, and the agencies continue to monitor California’s budget outlook closely to determine whether to alter the ratings.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Securities Subject to Federal Income Tax. As a temporary measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to Federal income tax.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of two broad measures of market performance, the Barclays Capital 7-Year Municipal Index and the Barclays Capital California Intermediate Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (5.31%), and the worst quarter was 4thQ 2010 (–3.86%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden California Municipal Income Fund	1 Year	5 Years	10 Years
Investor Class	4.66%	4.85%	3.95%
Investor Class After Taxes on Distributions	4.40%	4.71%	3.86%
Investor Class After Taxes on Distributions and Sale of Fund Shares	4.03%	4.56%	3.83%
Barclays Capital 7-Year Municipal Index (The returns for the index are before any deduction for taxes, fees or expenses.)	4.18%	6.20%	5.03%
Barclays Capital California Intermediate Index (The returns for the index are before any deduction for taxes, fees or expenses.)	5.11%	6.33%	5.11%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden California Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN CALIFORNIA MUNICIPAL INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income that is exempt from Federal and California income tax and is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Under normal market circumstances, the Fund invests at least 80% of its total assets in “California Municipal Securities,” which are defined as debt obligations issued by the State of California, local governments and other authorities in California, and their agencies and instrumentalities, or by other issuers, all of which pay interest income exempt from California personal income tax.
  The Fund may invest up to 20% of its total assets in “Municipal Securities,” which are defined as debt obligations issued by state and local governments, territories, and possessions of the United States, regional government authorities, and their agencies and instrumentalities, and which pay interest income either exempt from Federal income tax or exempt from Federal income tax, but subject to the Federal alternative minimum tax.
  Under normal market circumstances, the Fund invests at least 75% of its total assets in investment grade bonds, but may invest up to 25% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity. However, the Fund’s average portfolio maturity (on a dollar-weighted basis) is generally five to ten years.
  As a temporary measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to Federal or state income tax.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Municipal Securities. Investing in the Municipal Securities market involves certain risks. The amount of public information available about Municipal Securities is generally less than that for corporate equities or bonds, and the Fund’s investment performance may therefore be more dependent on Payden’s analytical abilities than if the Fund were to invest in stocks or taxable bonds. The secondary market for Municipal Securities also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them.
  California Municipal Securities. Because the Fund invests primarily in California Municipal Securities, its performance is subject to economic and political developments in the State of California. California Municipal Securities may be adversely affected by political and economic conditions and developments within California and the nation as a whole. Since the end of the recession, California and the U.S. have been in the midst of a modest, drawn-out recovery. While economists have indicated that the State’s fiscal condition has significantly improved since the downturn due to the economic recovery, budgetary restraint and temporary tax increases, they believe that there is still considerable risk to California’s economic outlook due to, among other factors, California’s unfunded budget obligations, the uncertainty surrounding federal fiscal policy, the volatility in the U.S. and global stock and credit markets, and the European financial crises. As of January 29, 2013, California’s general obligation bonds were rated A1 by Moody’s, A- by Standard & Poor’s, and A- by Fitch Ratings. Although bonds issued by California remain “investment grade” according to each ratings agency, California currently has the lowest credit rating of any state, and the agencies continue to monitor California’s budget outlook closely to determine whether to alter the ratings.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Securities Subject to Federal Income Tax. As a temporary measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to Federal income tax.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of two broad measures of market performance, the Barclays Capital 7-Year Municipal Index and the Barclays Capital California Intermediate Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of two broad measures of market performance, the Barclays Capital 7-Year Municipal Index and the Barclays Capital California Intermediate Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (5.31%), and the worst quarter was 4thQ 2010 (–3.86%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden California Municipal Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12% [1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	361
10 Years	rr_ExpenseExampleYear10	823
2003	rr_AnnualReturn2003	3.27%
2004	rr_AnnualReturn2004	2.99%
2005	rr_AnnualReturn2005	1.68%
2006	rr_AnnualReturn2006	3.70%
2007	rr_AnnualReturn2007	3.69%
2008	rr_AnnualReturn2008	1.21%
2009	rr_AnnualReturn2009	7.36%
2010	rr_AnnualReturn2010	1.72%
2011	rr_AnnualReturn2011	9.56%
2012	rr_AnnualReturn2012	4.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.86%)
1 Year	rr_AverageAnnualReturnYear01	4.66%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Payden California Municipal Income Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	3.86%
Payden California Municipal Income Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Payden California Municipal Income Fund | Barclays Capital 7-Year Municipal Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	6.20%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Payden California Municipal Income Fund | Barclays Capital California Intermediate Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Years	rr_AverageAnnualReturnYear05	6.33%
10 Years	rr_AverageAnnualReturnYear10	5.11%

[1]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.55%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Payden Global Low Duration Fund
PAYDEN GLOBAL LOW DURATION FUND
INVESTMENT OBJECTIVE:
The Payden Global Low Duration Fund seeks a high level of total return that is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden Global Low Duration Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Global Low Duration Fund Investor Class
Management Fee		0.30%
Other Expenses		0.40%
Total Annual Fund Operating Expenses	[1]	0.70%
Fee Waiver or Expense Reimbursement	[2]	0.15%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.55%
[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.70%.
[2]	Payden has also contractually agreed to waive its investment management fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.55%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Global Low Duration Fund Investor Class	56	209	375	856

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  The Fund invests at least 65% of its total assets in investment grade debt securities, including securities of issuers organized or headquartered in emerging markets countries. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). The overall average credit quality of the Fund will remain investment grade. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States.
  The Fund invests in debt securities payable in U.S. dollars and in foreign currencies, and the Fund generally hedges most of its foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund’s maximum average portfolio maturity (on a dollar-weighted basis) is four years.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-3 Year Treasury Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 2ndQ 2009 (3.54%), and the worst quarter was 3rdQ 2011 (–1.94%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Global Low Duration Fund	1 Year	5 Years	10 Years
Investor Class	6.16%	3.21%	3.44%
Investor Class After Taxes on Distributions	5.32%	2.35%	2.42%
Investor Class After Taxes on Distributions and Sale of Fund Shares	3.99%	2.33%	2.44%
Bank of America Merrill Lynch 1-3 Year Treasury Index (The returns for the index are before any deduction for taxes, fees or expenses.)	0.43%	2.32%	2.72%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Global Low Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN GLOBAL LOW DURATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Payden Global Low Duration Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  The Fund invests at least 65% of its total assets in investment grade debt securities, including securities of issuers organized or headquartered in emerging markets countries. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). The overall average credit quality of the Fund will remain investment grade. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States.
  The Fund invests in debt securities payable in U.S. dollars and in foreign currencies, and the Fund generally hedges most of its foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund’s maximum average portfolio maturity (on a dollar-weighted basis) is four years.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-3 Year Treasury Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-3 Year Treasury Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 2ndQ 2009 (3.54%), and the worst quarter was 3rdQ 2011 (–1.94%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden Global Low Duration Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	209
5 Years	rr_ExpenseExampleYear05	375
10 Years	rr_ExpenseExampleYear10	856
2003	rr_AnnualReturn2003	5.01%
2004	rr_AnnualReturn2004	2.54%
2005	rr_AnnualReturn2005	2.35%
2006	rr_AnnualReturn2006	4.23%
2007	rr_AnnualReturn2007	4.28%
2008	rr_AnnualReturn2008	(2.93%)
2009	rr_AnnualReturn2009	8.54%
2010	rr_AnnualReturn2010	4.32%
2011	rr_AnnualReturn2011	0.39%
2012	rr_AnnualReturn2012	6.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.94%)
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Payden Global Low Duration Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Payden Global Low Duration Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.99%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.44%
Payden Global Low Duration Fund | Bank of America Merrill Lynch 1-3 Year Treasury Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	2.72%

[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.70%.
[2]	Payden has also contractually agreed to waive its investment management fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.55%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Payden Global Fixed Income Fund
PAYDEN GLOBAL FIXED INCOME FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return that is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden Global Fixed Income Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Global Fixed Income Fund Investor Class
Management Fee		0.30%
Other Expenses		0.40%
Acquired Fund Fees and Expenses		0.13%
Total Annual Fund Operating Expenses	[1]	0.83%
[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest and taxes) will not exceed 0.70%. The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund's financial statements), which reflects the Fund's operating expenses but not Acquired Fund Fees and Expenses.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses (inclusive of Acquired Fund Fees and Expenses). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Global Fixed Income Fund Investor Class	85	265	460	1,025

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  The Fund invests at least 65% of its total assets in investment grade debt securities, including securities of issuers organized or headquartered in emerging markets countries. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). The overall average credit quality of the Fund will remain investment grade. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States.
  The Fund invests in debt securities payable in U.S. dollars and in foreign currencies, and the Fund generally hedges most of its foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity. However, under normal market conditions, the Fund’s average portfolio maturity (on a dollar-weighted basis) will not exceed ten years.
  The Fund may invest up to 10% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Global Aggregate Index Hedged.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plan or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 4thQ 2008 (4.42%), and the worst quarter was 2ndQ 2008 (–2.94%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Global Fixed Income Fund	1 Year	5 Years	10 Years
Investor Class	10.21%	5.38%	4.50%
Investor Class After Taxes on Distributions	8.82%	3.44%	2.82%
Investor Class After Taxes on Distributions and Sale of Fund Shares	6.59%	3.45%	3.00%
Barclays Capital Global Aggregate Index Hedged (The returns for the index are before any deduction for taxes, fees or expenses.)	5.72%	5.27%	4.76%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Global Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN GLOBAL FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund’s financial statements), which reflects the Fund’s operating expenses but not Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses (inclusive of Acquired Fund Fees and Expenses). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  The Fund invests at least 65% of its total assets in investment grade debt securities, including securities of issuers organized or headquartered in emerging markets countries. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). The overall average credit quality of the Fund will remain investment grade. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States.
  The Fund invests in debt securities payable in U.S. dollars and in foreign currencies, and the Fund generally hedges most of its foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity. However, under normal market conditions, the Fund’s average portfolio maturity (on a dollar-weighted basis) will not exceed ten years.
  The Fund may invest up to 10% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Global Aggregate Index Hedged.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plan or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Global Aggregate Index Hedged.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 4thQ 2008 (4.42%), and the worst quarter was 2ndQ 2008 (–2.94%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plan or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden Global Fixed Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83% [1]
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
2003	rr_AnnualReturn2003	3.07%
2004	rr_AnnualReturn2004	3.74%
2005	rr_AnnualReturn2005	5.00%
2006	rr_AnnualReturn2006	2.03%
2007	rr_AnnualReturn2007	4.33%
2008	rr_AnnualReturn2008	2.65%
2009	rr_AnnualReturn2009	6.57%
2010	rr_AnnualReturn2010	6.09%
2011	rr_AnnualReturn2011	1.65%
2012	rr_AnnualReturn2012	10.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.94%)
1 Year	rr_AverageAnnualReturnYear01	10.21%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Payden Global Fixed Income Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.82%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	2.82%
Payden Global Fixed Income Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	3.00%
Payden Global Fixed Income Fund | Barclays Capital Global Aggregate Index Hedged (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	4.76%

[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest and taxes) will not exceed 0.70%. The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund's financial statements), which reflects the Fund's operating expenses but not Acquired Fund Fees and Expenses.

Payden Emerging Markets Bond Fund | Prospectus-Investor Class
PAYDEN EMERGING MARKETS BOND FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden Emerging Markets Bond Fund Prospectus-Investor Class Investor Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Payden Emerging Markets Bond Fund Prospectus-Investor Class Investor Class
Management Fee	0.45%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.78%

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Emerging Markets Bond Fund Prospectus-Investor Class Investor Class	80	249	433	966

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; and (3) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in debt securities and similar debt instruments issued by governments, agencies and instrumentalities of emerging market countries (or economically linked with such securities), and other issuers organized or headquartered in emerging market countries. Generally, an “emerging market country” is any country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy.
  The Fund may invest up to 20% of its total assets in other debt securities and similar debt instruments, including those of issuers located in countries with developed securities markets.
  Under normal market conditions, the Fund invests a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund invests a majority of its assets in debt securities payable in U.S. dollars, but will also invest in debt securities payable in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security's credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Below Investment Grade Credit. Below investment grade securities (commonly called "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Diversification. The Fund is "non-diversified," which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan EMBI Global Diversified Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (12.39%), and the worst quarter was 2ndQ 2004 (–6.52%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Emerging Markets Bond Fund Prospectus-Investor Class	1 Year	5 Years	10 Years
Investor Class	19.35%	10.50%	10.80%
Investor Class After Taxes on Distributions	16.70%	8.24%	8.32%
Investor Class After Taxes on Distributions and Sale of Fund Shares	12.82%	7.75%	7.96%
J.P. Morgan EMBI Global Diversified Index (The returns for the index are before any deduction for taxes, fees or expenses.)	17.44%	10.06%	10.97%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Emerging Markets Bond Fund | Prospectus-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN EMERGING MARKETS BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; and (3) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in debt securities and similar debt instruments issued by governments, agencies and instrumentalities of emerging market countries (or economically linked with such securities), and other issuers organized or headquartered in emerging market countries. Generally, an “emerging market country” is any country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy.
  The Fund may invest up to 20% of its total assets in other debt securities and similar debt instruments, including those of issuers located in countries with developed securities markets.
  Under normal market conditions, the Fund invests a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund invests a majority of its assets in debt securities payable in U.S. dollars, but will also invest in debt securities payable in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security's credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Below Investment Grade Credit. Below investment grade securities (commonly called "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Diversification. The Fund is "non-diversified," which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is "non-diversified," which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan EMBI Global Diversified Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan EMBI Global Diversified Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (12.39%), and the worst quarter was 2ndQ 2004 (–6.52%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden Emerging Markets Bond Fund | Prospectus-Investor Class | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
2003	rr_AnnualReturn2003	18.38%
2004	rr_AnnualReturn2004	13.14%
2005	rr_AnnualReturn2005	11.73%
2006	rr_AnnualReturn2006	10.22%
2007	rr_AnnualReturn2007	2.82%
2008	rr_AnnualReturn2008	(10.28%)
2009	rr_AnnualReturn2009	28.90%
2010	rr_AnnualReturn2010	12.90%
2011	rr_AnnualReturn2011	5.78%
2012	rr_AnnualReturn2012	19.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.52%)
1 Year	rr_AverageAnnualReturnYear01	19.35%
5 Years	rr_AverageAnnualReturnYear05	10.50%
10 Years	rr_AverageAnnualReturnYear10	10.80%
Payden Emerging Markets Bond Fund | Prospectus-Investor Class | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.70%
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Payden Emerging Markets Bond Fund | Prospectus-Investor Class | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.82%
5 Years	rr_AverageAnnualReturnYear05	7.75%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Payden Emerging Markets Bond Fund | Prospectus-Investor Class | J.P. Morgan EMBI Global Diversified Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.44%
5 Years	rr_AverageAnnualReturnYear05	10.06%
10 Years	rr_AverageAnnualReturnYear10	10.97%

Payden Emerging Markets Local Bond Fund | Prospectus-Investor Class
PAYDEN EMERGING MARKETS LOCAL BOND FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden Emerging Markets Local Bond Fund Prospectus-Investor Class Investor Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Emerging Markets Local Bond Fund Prospectus-Investor Class Investor Class
Management Fee		0.60%
Other Expenses		0.47%
Total Annual Fund Operating Expenses		1.07%
Fee Waiver or Expense Reimbursement	[1]	0.08%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.99%
[1]	The Fund's investment adviser, Payden & Rygel ("Payden"), has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.99%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Emerging Markets Local Bond Fund Prospectus-Investor Class Investor Class	101	332	582	1,298

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  Under normal market conditions, the Fund invests at least 80% of its total assets in a wide variety of Bonds. “Bonds” include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank), or credit-linked notes issued with respect to such securities and (2) debt securities and commercial paper issued by U.S. and foreign companies, or credit-linked notes issued with respect to such securities.
  Under normal market conditions, the Fund invests at least 80% of its total assets in Emerging Market Investments. “Emerging Market Investments” include Bonds and other debt instruments and income-producing securities that are issued by governments, agencies and instrumentalities of emerging market countries and other issuers organized or headquartered in emerging market countries, or that are denominated in the local currency of an emerging market country (“Emerging Market Currency”), or whose performance is linked to an emerging market country’s currency, markets, economy or ability to repay loans. Generally, an “emerging market country” is any country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy.
  Emerging Market Investments also include Emerging Market Currencies and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) used to hedge or gain exposure to the securities markets of emerging market countries or Emerging Market Currencies. The Fund may use derivatives to a significant extent, including in particular, currency contracts, futures, interest rate swaps and credit-linked notes.
  Under normal market conditions, a significant portion of the Fund’s investments will be denominated in Emerging Market Currencies. However, Emerging Market Investments may be denominated in non-Emerging Market Currencies, including the U.S. dollar.
  The Fund may invest up to 20% of its total assets in debt instruments and income-producing securities that are not Bonds, including for example loans made by U.S. and foreign companies.
  The Fund may invest up to 20% of its total assets in Bonds and other debt instruments and income-producing securities other than Emerging Market Investments, including those of issuers located in countries with developed securities markets.
  Under normal market conditions, the Fund may invest a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  Under normal market conditions, the average portfolio duration of the Fund varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which as of February 25, 2013 was 4.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the impact of either an increase or a decrease in interest rates will be greater for a fund that has a longer duration than for a fund that has a shorter duration.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Local Currency. Because the Fund’s emphasis will be on investing in securities denominated in the currencies of emerging market countries, the Fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.
  Derivatives. The use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
  As noted above in the Principal Investment Strategies discussion, the Fund expects in particular to use currency contracts, futures and interest rate swaps. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures contracts, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. With respect to interest rate swaps, a key risk is the extent to which Payden, as the Fund’s investment adviser, has correctly forecast interest rates. If rates do not move as expected, the Fund might have been in a better position if it had not entered into the transaction at all.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan GBI-Em Diversified Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the one-year period, the Fund’s best quarter was 1st Q 2012 (8.01%), and the worst quarter was 2nd Q 2012 (-2.10%)
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Emerging Markets Local Bond Fund Prospectus-Investor Class	1 Year	Inception	Inception Date
Investor Class	17.26%	10.36%	Nov 2, 2011
Investor Class After Taxes on Distributions	15.57%	8.73%	Nov 2, 2011
Investor Class After Taxes on Distributions and Sale of Fund Shares	11.48%	7.93%	Nov 2, 2011
J.P. Morgan GBI-EM Diversified Index (The returns for the index are before any deduction for taxes, fees or expenses)	16.76%	10.56%	Nov 2, 2011

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Emerging Markets Local Bond Fund | Prospectus-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN EMERGING MARKETS LOCAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Under normal market conditions, the Fund invests at least 80% of its total assets in a wide variety of Bonds. “Bonds” include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank), or credit-linked notes issued with respect to such securities and (2) debt securities and commercial paper issued by U.S. and foreign companies, or credit-linked notes issued with respect to such securities.
  Under normal market conditions, the Fund invests at least 80% of its total assets in Emerging Market Investments. “Emerging Market Investments” include Bonds and other debt instruments and income-producing securities that are issued by governments, agencies and instrumentalities of emerging market countries and other issuers organized or headquartered in emerging market countries, or that are denominated in the local currency of an emerging market country (“Emerging Market Currency”), or whose performance is linked to an emerging market country’s currency, markets, economy or ability to repay loans. Generally, an “emerging market country” is any country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy.
  Emerging Market Investments also include Emerging Market Currencies and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) used to hedge or gain exposure to the securities markets of emerging market countries or Emerging Market Currencies. The Fund may use derivatives to a significant extent, including in particular, currency contracts, futures, interest rate swaps and credit-linked notes.
  Under normal market conditions, a significant portion of the Fund’s investments will be denominated in Emerging Market Currencies. However, Emerging Market Investments may be denominated in non-Emerging Market Currencies, including the U.S. dollar.
  The Fund may invest up to 20% of its total assets in debt instruments and income-producing securities that are not Bonds, including for example loans made by U.S. and foreign companies.
  The Fund may invest up to 20% of its total assets in Bonds and other debt instruments and income-producing securities other than Emerging Market Investments, including those of issuers located in countries with developed securities markets.
  Under normal market conditions, the Fund may invest a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  Under normal market conditions, the average portfolio duration of the Fund varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which as of February 25, 2013 was 4.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the impact of either an increase or a decrease in interest rates will be greater for a fund that has a longer duration than for a fund that has a shorter duration.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Local Currency. Because the Fund’s emphasis will be on investing in securities denominated in the currencies of emerging market countries, the Fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.
  Derivatives. The use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
  As noted above in the Principal Investment Strategies discussion, the Fund expects in particular to use currency contracts, futures and interest rate swaps. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures contracts, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. With respect to interest rate swaps, a key risk is the extent to which Payden, as the Fund’s investment adviser, has correctly forecast interest rates. If rates do not move as expected, the Fund might have been in a better position if it had not entered into the transaction at all.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan GBI-Em Diversified Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan GBI-Em Diversified Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the one-year period, the Fund’s best quarter was 1st Q 2012 (8.01%), and the worst quarter was 2nd Q 2012 (-2.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden Emerging Markets Local Bond Fund | Prospectus-Investor Class | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08% [1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	332
5 Years	rr_ExpenseExampleYear05	582
10 Years	rr_ExpenseExampleYear10	1,298
2012	rr_AnnualReturn2012	17.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.10%)
1 Year	rr_AverageAnnualReturnYear01	17.26%
Inception	rr_AverageAnnualReturnSinceInception	10.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Payden Emerging Markets Local Bond Fund | Prospectus-Investor Class | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.57%
Inception	rr_AverageAnnualReturnSinceInception	8.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Payden Emerging Markets Local Bond Fund | Prospectus-Investor Class | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.48%
Inception	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Payden Emerging Markets Local Bond Fund | Prospectus-Investor Class | J.P. Morgan GBI-EM Diversified Index (The returns for the index are before any deduction for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.76%
Inception	rr_AverageAnnualReturnSinceInception	10.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011

[1]	The Fund's investment adviser, Payden & Rygel ("Payden"), has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.99%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Payden Value Leaders Fund | Prospectus-Investor Class
PAYDEN VALUE LEADERS FUND
INVESTMENT OBJECTIVE:
The Fund seeks growth of capital and some current income.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden Value Leaders Fund Prospectus-Investor Class Investor Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Value Leaders Fund Prospectus-Investor Class Investor Class
Management Fee		0.50%
Other Expenses		0.30%
Total Annual Fund Operating Expenses	[1]	0.80%
[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.80%.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Value Leaders Fund Prospectus-Investor Class Investor Class	82	255	444	990

Portfolio Turnover.
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its long-term holdings. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely that the Fund’s portfolio turnover rate will decrease from the rate of the last fiscal year.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests primarily in large capitalization value stocks, defined as stocks with above average dividend yields and large market capitalizations, and other income producing equity securities, including by way of example, exchange-traded common and preferred stocks, real estate investment trusts and master limited partnerships. Payden uses quantitative techniques to identify large capitalization stocks with above average dividend yields. Fundamental analysis is then performed to identify individual companies capable of maintaining or increasing their dividend. The Fund’s benchmark is the Russell 1000 Value Index. However, the Fund’s investments include only a limited portion of the common stocks included in the benchmark and also include income producing equity securities that are not included in the benchmark. In addition, the Fund will seek to provide a higher level of current income than the benchmark.
  The Fund invests principally in U.S. securities, but may invest up to 30% of its total assets in foreign securities, including companies organized or headquartered in emerging markets. The Fund may invest in foreign securities either directly or through American Depository Receipts on U.S. exchanges.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns. Moreover, purchasing stocks perceived to be undervalued brings additional risks. For example, the issuing company’s condition may worsen instead of improve, or the pace and extent of any improvement may be less than expected.
  Fund versus Index Fund. The Fund is not an index fund, as indicated above, and is managed in ways that diverge from the benchmark. Thus, changes in the Fund’s net asset value per share will not track changes in the general stock market or the Fund’s benchmark.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Russell 1000 Value Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 2ndQ 2003 (18.06%), and the worst quarter was 4thQ 2008 (–22.56%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Value Leaders Fund Prospectus-Investor Class	1 Year	5 Years	10 Years
Investor Class	10.04%	none	5.12%
Investor Class After Taxes on Distributions	8.65%	(0.63%)	4.56%
Investor Class After Taxes on Distributions and Sale of Fund Shares	7.05%	(0.21%)	4.33%
Russell 1000 Value Index (The returns for the index are before any deduction for taxes, fees or expenses.)	17.49%	0.59%	7.37%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Value Leaders Fund | Prospectus-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN VALUE LEADERS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital and some current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its long-term holdings. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely that the Fund’s portfolio turnover rate will decrease from the rate of the last fiscal year.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests primarily in large capitalization value stocks, defined as stocks with above average dividend yields and large market capitalizations, and other income producing equity securities, including by way of example, exchange-traded common and preferred stocks, real estate investment trusts and master limited partnerships. Payden uses quantitative techniques to identify large capitalization stocks with above average dividend yields. Fundamental analysis is then performed to identify individual companies capable of maintaining or increasing their dividend. The Fund’s benchmark is the Russell 1000 Value Index. However, the Fund’s investments include only a limited portion of the common stocks included in the benchmark and also include income producing equity securities that are not included in the benchmark. In addition, the Fund will seek to provide a higher level of current income than the benchmark.
  The Fund invests principally in U.S. securities, but may invest up to 30% of its total assets in foreign securities, including companies organized or headquartered in emerging markets. The Fund may invest in foreign securities either directly or through American Depository Receipts on U.S. exchanges.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns. Moreover, purchasing stocks perceived to be undervalued brings additional risks. For example, the issuing company’s condition may worsen instead of improve, or the pace and extent of any improvement may be less than expected.
  Fund versus Index Fund. The Fund is not an index fund, as indicated above, and is managed in ways that diverge from the benchmark. Thus, changes in the Fund’s net asset value per share will not track changes in the general stock market or the Fund’s benchmark.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Russell 1000 Value Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Russell 1000 Value Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 2ndQ 2003 (18.06%), and the worst quarter was 4thQ 2008 (–22.56%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden Value Leaders Fund | Prospectus-Investor Class | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80% [1]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
2003	rr_AnnualReturn2003	21.05%
2004	rr_AnnualReturn2004	9.57%
2005	rr_AnnualReturn2005	(0.16%)
2006	rr_AnnualReturn2006	21.88%
2007	rr_AnnualReturn2007	2.16%
2008	rr_AnnualReturn2008	(40.49%)
2009	rr_AnnualReturn2009	18.70%
2010	rr_AnnualReturn2010	12.50%
2011	rr_AnnualReturn2011	14.36%
2012	rr_AnnualReturn2012	10.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.56%)
1 Year	rr_AverageAnnualReturnYear01	10.04%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	5.12%
Payden Value Leaders Fund | Prospectus-Investor Class | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
10 Years	rr_AverageAnnualReturnYear10	4.56%
Payden Value Leaders Fund | Prospectus-Investor Class | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.05%
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10	4.33%
Payden Value Leaders Fund | Prospectus-Investor Class | Russell 1000 Value Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.37%

[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.80%.

Payden Global Equity Fund
PAYDEN GLOBAL EQUITY FUND
INVESTMENT OBJECTIVE:
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden Global Equity Fund Investor Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Global Equity Fund Investor Class
Management Fee		0.95%
Other Expenses		0.55%
Acquired Fund Fees and Expenses		0.13%
Total Annual Fund Operating Expenses	[1]	1.63%
[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest and taxes) will not exceed 1.50%. The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund's financial statements), which reflects the Fund's operating expenses, but not Acquired Fund Fees and Expenses.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses (inclusive of Acquired Fund Fees and Expenses). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Global Equity Fund Investor Class	166	514	887	1,933

Portfolio Turnover.
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 240% of the average value of its long-term holdings. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely that the Fund’s portfolio turnover rate will continue at a similar level.
PRINCIPAL INVESTMENT STRATEGIES:
  Under normal market conditions, the Fund invests at least 80% of its total assets in (1) common stocks of publicly traded companies, primarily of large capitalization — such as those found in the Fund’s benchmark, the MSCI All Country World Index; (2) stock index futures traded on regulated exchanges throughout the world; and (3) exchange-traded funds (“ETFs”). The common stocks are used to construct baskets of stocks that are designed to approximate the investment results of national stock markets, and the ETFs and stock index futures are used to gain exposure, or to alter the exposure, to a national stock market.
  The Fund invests in ETFs, or other broad equity market derivative instruments as a means to efficiently add specific sector, country or style exposure to the Fund, and to invest smaller amounts of cash generally related to miscellaneous daily cash flows. In addition, the Fund uses currency forwards to efficiently add currency exposure to the Fund.
  Under normal market conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by Payden in which case the Fund will invest at least 30%) in companies organized or located outside the United States or doing a substantial amount of business outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the United States and has at least 50% of its assets outside the United States as doing a substantial amount of business outside the United States.
  The Fund invests both in developed markets and emerging markets, although the investment in the latter will not exceed 40% of the Fund.
  Payden employs a top-down process focusing on active selection of countries, sectors and currencies as follows: (1) countries with rising economic growth rates, rising corporate earnings and fair valuations; (2) sectors with rising corporate earnings, fair valuations and positive investor flows; and (3) foreign currencies with positive rate differentials and positive current account balances.
  The Fund may seek to capture additional sources of return from short sale strategies for securities Payden has identified as overvalued or poised for underperformance and apply the proceeds from these short sales toward long positions in securities Payden has determined to be attractive as identified above. The Fund may hold short positions equal in value to up to approximately 30% of the Fund’s net assets, and in such event would hold long positions of up to 130% of the Fund’s net assets, resulting in a net position of full market exposure.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Derivative Instruments. The use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
  As noted above in the Principal Investment Strategies discussion, the Fund expects in particular to use currency forward contracts and stock index futures contracts. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures contracts, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.
  Exchange-Traded Funds. Because an ETF is designed to track closely the performance of a particular market index, if the underlying index (such as an equity-based index) is subject to increased volatility, the ETF may be subject to such increased volatility. Similarly, it may be subject to the risks of trading halts and other similar risks to which securities trading on an exchange are subject.
  Short Selling. The Fund’s use of short selling may involve more risk than a fund that does not engage in that tactic. When the Fund takes a long position, it purchases an equity security outright. In a short sale, the Fund sells a borrowed equity security in anticipation that the market price of the security will decline. If the market price of the security increases after the Fund borrows the security, the Fund will suffer a loss when it replaces the borrowed security at the higher price. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price.
  Leverage. By investing the proceeds received from selling securities short, the Fund is employing a form of leverage. Leverage may increase the Fund’s exposure to long equity positions and make any changes in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund’s leveraging strategy will be successful. The Fund cannot guarantee that the use of leverage will produce a higher return on an investment.
  Short-Selling Gains. Gains from selling securities short are generally treated as short-term capital gains that are taxed at ordinary income tax rates when distributed to investors.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the MSCI All Country World Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the four-year period, the Fund’s best quarter was 2ndQ 2009 (22.01%), and the worst quarter was 3rdQ 2011 (–21.60%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Global Equity Fund	1 Year	Inception	Inception Date
Investor Class	13.95%	(5.08%)	Apr 1, 2008
Investor Class After Taxes on Distributions	13.95%	(5.14%)	Apr 1, 2008
Investor Class After Taxes on Distributions and Sale of Fund Shares	9.07%	(4.27%)	Apr 1, 2008
MSCI All Country World Index (The returns for the index are before any deduction for taxes, fees or expenses.)	16.13%	0.83%	Apr 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN GLOBAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 240% of the average value of its long-term holdings. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely that the Fund’s portfolio turnover rate will continue at a similar level.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	240.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses (inclusive of Acquired Fund Fees and Expenses). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Under normal market conditions, the Fund invests at least 80% of its total assets in (1) common stocks of publicly traded companies, primarily of large capitalization — such as those found in the Fund’s benchmark, the MSCI All Country World Index; (2) stock index futures traded on regulated exchanges throughout the world; and (3) exchange-traded funds (“ETFs”). The common stocks are used to construct baskets of stocks that are designed to approximate the investment results of national stock markets, and the ETFs and stock index futures are used to gain exposure, or to alter the exposure, to a national stock market.
  The Fund invests in ETFs, or other broad equity market derivative instruments as a means to efficiently add specific sector, country or style exposure to the Fund, and to invest smaller amounts of cash generally related to miscellaneous daily cash flows. In addition, the Fund uses currency forwards to efficiently add currency exposure to the Fund.
  Under normal market conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by Payden in which case the Fund will invest at least 30%) in companies organized or located outside the United States or doing a substantial amount of business outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the United States and has at least 50% of its assets outside the United States as doing a substantial amount of business outside the United States.
  The Fund invests both in developed markets and emerging markets, although the investment in the latter will not exceed 40% of the Fund.
  Payden employs a top-down process focusing on active selection of countries, sectors and currencies as follows: (1) countries with rising economic growth rates, rising corporate earnings and fair valuations; (2) sectors with rising corporate earnings, fair valuations and positive investor flows; and (3) foreign currencies with positive rate differentials and positive current account balances.
  The Fund may seek to capture additional sources of return from short sale strategies for securities Payden has identified as overvalued or poised for underperformance and apply the proceeds from these short sales toward long positions in securities Payden has determined to be attractive as identified above. The Fund may hold short positions equal in value to up to approximately 30% of the Fund’s net assets, and in such event would hold long positions of up to 130% of the Fund’s net assets, resulting in a net position of full market exposure.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Derivative Instruments. The use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
  As noted above in the Principal Investment Strategies discussion, the Fund expects in particular to use currency forward contracts and stock index futures contracts. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures contracts, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.
  Exchange-Traded Funds. Because an ETF is designed to track closely the performance of a particular market index, if the underlying index (such as an equity-based index) is subject to increased volatility, the ETF may be subject to such increased volatility. Similarly, it may be subject to the risks of trading halts and other similar risks to which securities trading on an exchange are subject.
  Short Selling. The Fund’s use of short selling may involve more risk than a fund that does not engage in that tactic. When the Fund takes a long position, it purchases an equity security outright. In a short sale, the Fund sells a borrowed equity security in anticipation that the market price of the security will decline. If the market price of the security increases after the Fund borrows the security, the Fund will suffer a loss when it replaces the borrowed security at the higher price. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price.
  Leverage. By investing the proceeds received from selling securities short, the Fund is employing a form of leverage. Leverage may increase the Fund’s exposure to long equity positions and make any changes in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund’s leveraging strategy will be successful. The Fund cannot guarantee that the use of leverage will produce a higher return on an investment.
  Short-Selling Gains. Gains from selling securities short are generally treated as short-term capital gains that are taxed at ordinary income tax rates when distributed to investors.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the MSCI All Country World Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the MSCI All Country World Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the four-year period, the Fund’s best quarter was 2ndQ 2009 (22.01%), and the worst quarter was 3rdQ 2011 (–21.60%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden Global Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63% [1]
1 Year	rr_ExpenseExampleYear01	166
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,933
2009	rr_AnnualReturn2009	32.46%
2010	rr_AnnualReturn2010	10.94%
2011	rr_AnnualReturn2011	(13.26%)
2012	rr_AnnualReturn2012	13.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.06%)
1 Year	rr_AverageAnnualReturnYear01	13.95%
Inception	rr_AverageAnnualReturnSinceInception	(5.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
Payden Global Equity Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.95%
Inception	rr_AverageAnnualReturnSinceInception	(5.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
Payden Global Equity Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.07%
Inception	rr_AverageAnnualReturnSinceInception	(4.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
Payden Global Equity Fund | MSCI All Country World Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008

[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest and taxes) will not exceed 1.50%. The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund's financial statements), which reflects the Fund's operating expenses, but not Acquired Fund Fees and Expenses.

Metzler/Payden European Emerging Markets Fund
METZLER/PAYDEN EUROPEAN EMERGING MARKETS FUND
INVESTMENT OBJECTIVE:
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Metzler/Payden European Emerging Markets Fund Investor Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Metzler/Payden European Emerging Markets Fund Investor Class
Management Fee		0.75%
Other Expenses		0.75%
Total Annual Fund Operating Expenses	[1]	1.50%
[1]	Metzler/Payden LLC ("Metzler/Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.50%.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Metzler/Payden European Emerging Markets Fund Investor Class	153	474	818	1,791

Portfolio Turnover.
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its long-term holdings. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely the Fund’s portfolio turnover rate will continue at a similar level.
PRINCIPAL INVESTMENT STRATEGIES:
  Under normal market conditions, the Fund invests at least 80% of its total assets in the equity securities of issuers, regardless of their level of capitalization, that are organized or headquartered in, or that derive at least approximately 20% of their revenue from, European emerging market countries, including but not limited to Hungary, the Czech Republic, Poland, the states of the former Yugoslavia, Bulgaria, Romania, Turkey, the Baltic countries, Russia and the former Soviet Republic countries located in Europe.
  The Fund invests in the equity securities of companies that have the potential for above average long-term growth. Essential elements of the selection process include evaluation of macroeconomic factors in each country combined with political conditions, foreign exchange fluctuations and tax considerations. The investment process includes a proprietary quantitative bottom-up based model that screens and ranks stocks in a specific country based on such indicators as price/earnings ratio, earnings profile, price to book ratio, price to cash flow and dividend yield. Metzler/Payden then performs in-depth qualitative research on the top-ranked names. This may involve, among other things, on-site company visits, management interviews and valuation of corporate earnings estimates. Securities are sold when deemed appropriate by Metzler/Payden and consistent with the Fund’s investment objectives and policies.
  The Fund invests in securities that trade and pay dividends in euros and other foreign currencies. The Fund may adjust its exposure to any particular currency, but is not required to do so. In making any such adjustment, Metzler/Payden will do so based on fundamental economic analysis, incorporating central bank studies and technical analysis.
  The Fund is “non-diversified,” which means that Metzler/Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Capitalization — Smaller Companies. Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the Fund’s price may experience greater price fluctuation.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Nomura Central and East European Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the ten-year period, the Fund’s best quarter was 2ndQ 2009 (51.28%), and the worst quarter was 4thQ 2008 (–45.72%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Metzler/Payden European Emerging Markets Fund	1 Year	5 Years	10 Years
Investor Class	21.32%	(8.71%)	13.79%
Investor Class After Taxes on Distributions	21.29%	(8.72%)	12.29%
Investor Class After Taxes on Distributions and Sale of Fund Shares	13.90%	(7.18%)	11.55%
Nomura Central and East European Index (The returns for the index are before any deduction for taxes, fees or expenses.)	17.87%	(12.02%)	12.44%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Metzler/Payden European Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	METZLER/PAYDEN EUROPEAN EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its long-term holdings. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely the Fund’s portfolio turnover rate will continue at a similar level.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Under normal market conditions, the Fund invests at least 80% of its total assets in the equity securities of issuers, regardless of their level of capitalization, that are organized or headquartered in, or that derive at least approximately 20% of their revenue from, European emerging market countries, including but not limited to Hungary, the Czech Republic, Poland, the states of the former Yugoslavia, Bulgaria, Romania, Turkey, the Baltic countries, Russia and the former Soviet Republic countries located in Europe.
  The Fund invests in the equity securities of companies that have the potential for above average long-term growth. Essential elements of the selection process include evaluation of macroeconomic factors in each country combined with political conditions, foreign exchange fluctuations and tax considerations. The investment process includes a proprietary quantitative bottom-up based model that screens and ranks stocks in a specific country based on such indicators as price/earnings ratio, earnings profile, price to book ratio, price to cash flow and dividend yield. Metzler/Payden then performs in-depth qualitative research on the top-ranked names. This may involve, among other things, on-site company visits, management interviews and valuation of corporate earnings estimates. Securities are sold when deemed appropriate by Metzler/Payden and consistent with the Fund’s investment objectives and policies.
  The Fund invests in securities that trade and pay dividends in euros and other foreign currencies. The Fund may adjust its exposure to any particular currency, but is not required to do so. In making any such adjustment, Metzler/Payden will do so based on fundamental economic analysis, incorporating central bank studies and technical analysis.
  The Fund is “non-diversified,” which means that Metzler/Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Capitalization — Smaller Companies. Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the Fund’s price may experience greater price fluctuation.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Nomura Central and East European Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Nomura Central and East European Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 2ndQ 2009 (51.28%), and the worst quarter was 4thQ 2008 (–45.72%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Metzler/Payden European Emerging Markets Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50% [1]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
2003	rr_AnnualReturn2003	44.70%
2004	rr_AnnualReturn2004	53.22%
2005	rr_AnnualReturn2005	38.00%
2006	rr_AnnualReturn2006	46.27%
2007	rr_AnnualReturn2007	28.47%
2008	rr_AnnualReturn2008	(66.54%)
2009	rr_AnnualReturn2009	101.37%
2010	rr_AnnualReturn2010	15.06%
2011	rr_AnnualReturn2011	(32.63%)
2012	rr_AnnualReturn2012	21.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	51.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(45.72%)
1 Year	rr_AverageAnnualReturnYear01	21.32%
5 Years	rr_AverageAnnualReturnYear05	(8.71%)
10 Years	rr_AverageAnnualReturnYear10	13.79%
Metzler/Payden European Emerging Markets Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.29%
5 Years	rr_AverageAnnualReturnYear05	(8.72%)
10 Years	rr_AverageAnnualReturnYear10	12.29%
Metzler/Payden European Emerging Markets Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.90%
5 Years	rr_AverageAnnualReturnYear05	(7.18%)
10 Years	rr_AverageAnnualReturnYear10	11.55%
Metzler/Payden European Emerging Markets Fund | Nomura Central and East European Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.87%
5 Years	rr_AverageAnnualReturnYear05	(12.02%)
10 Years	rr_AverageAnnualReturnYear10	12.44%

[1]	Metzler/Payden LLC ("Metzler/Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.50%.

Payden U.S. Government Fund | Prospectus-Adviser Class
PAYDEN U.S. GOVERNMENT FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return that is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden U.S. Government Fund Prospectus-Adviser Class Adviser Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden U.S. Government Fund Prospectus-Adviser Class Adviser Class
Management Fee		0.28%
Other Expenses		0.32%
Distribution (12b-1) Fees		0.25%
Total Annual Fund Operating Expenses	[1]	0.85%
Fee Waiver or Expense Reimbursement	[2]	0.15%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.70%
[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding 12b-1 Distribution Fees, interest and taxes) will not exceed 0.60%.
[2]	Payden has also contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding 12b-1 Distributions Fees, interest and taxes) exceed 0.45%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden U.S. Government Fund Prospectus-Adviser Class Adviser Class	72	256	457	1,035

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests 100% of its total assets in “U.S. Government Obligations,” which are defined as U.S. Treasury bills, notes and bonds, and other bonds and obligations issued or guaranteed by the U.S. Government, or in Government National Mortgage Association (GNMA) mortgage-backed securities, which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government, or in Government-sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA)). In addition, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations.
  Except for mortgage-backed U.S. Government Obligations, the Fund invests in debt securities with a maximum maturity of ten years. Under normal market conditions, the Fund’s average portfolio maturity (on a dollar-weighted basis) is generally less than five years. The Fund invests in mortgage-backed U.S. Government Obligations with a maximum effective duration of five years. Duration is a mathematical concept which uses anticipated cash flows to measure the price volatility of a security and is calculated in terms of years. For example, when interest rates move up or down, the price of a security with a duration of four years will move roughly twice as much as a security with a duration of two years.
  The Fund is ‘‘non-diversified,’’ which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  U.S. Treasury and Agency Obligations. Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. Government. On the other hand, FNMA and FHLMC mortgage-backed securities are not. However, currently, each of the FNMA and FHLMC benefits from the Senior Preferred Stock Purchase Agreement it has with the U.S. Treasury which is expected to provide them with the necessary cash resources to meet their obligations. Although the U.S. Government has recently provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. Government will provide financial support in the future to these or other U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.
  Prepayment Risk. The Fund is subject to the prepayment risk applicable to mortgages underlying the GNMA Securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund. In addition, the Fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing Federal agency, as well as the credit quality of the underlying assets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-5 Year Treasury Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the three-year period, the Fund’s best quarter was 2ndQ 2010 (1.67%), and the worst quarter was 4thQ 2010 (–0.95%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden U.S. Government Fund Prospectus-Adviser Class	1 Year	Inception	Inception Date
Adviser Class	1.77%	1.97%	Nov 2, 2009
Adviser Class After Taxes on Distributions	1.16%	1.21%	Nov 2, 2009
Adviser Class After Taxes on Distributions and Sale of Fund Shares	1.23%	1.32%	Nov 2, 2009
Bank of America Merrill Lynch 1-5 Year Treasury Index (The returns for the index are before any deduction for taxes, fees or expenses.)	0.91%	2.38%	Nov 2, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden U.S. Government Fund | Prospectus-Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN U.S. GOVERNMENT FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests 100% of its total assets in “U.S. Government Obligations,” which are defined as U.S. Treasury bills, notes and bonds, and other bonds and obligations issued or guaranteed by the U.S. Government, or in Government National Mortgage Association (GNMA) mortgage-backed securities, which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government, or in Government-sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA)). In addition, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations.
  Except for mortgage-backed U.S. Government Obligations, the Fund invests in debt securities with a maximum maturity of ten years. Under normal market conditions, the Fund’s average portfolio maturity (on a dollar-weighted basis) is generally less than five years. The Fund invests in mortgage-backed U.S. Government Obligations with a maximum effective duration of five years. Duration is a mathematical concept which uses anticipated cash flows to measure the price volatility of a security and is calculated in terms of years. For example, when interest rates move up or down, the price of a security with a duration of four years will move roughly twice as much as a security with a duration of two years.
  The Fund is ‘‘non-diversified,’’ which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  U.S. Treasury and Agency Obligations. Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. Government. On the other hand, FNMA and FHLMC mortgage-backed securities are not. However, currently, each of the FNMA and FHLMC benefits from the Senior Preferred Stock Purchase Agreement it has with the U.S. Treasury which is expected to provide them with the necessary cash resources to meet their obligations. Although the U.S. Government has recently provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. Government will provide financial support in the future to these or other U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.
  Prepayment Risk. The Fund is subject to the prepayment risk applicable to mortgages underlying the GNMA Securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund. In addition, the Fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing Federal agency, as well as the credit quality of the underlying assets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-5 Year Treasury Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch 1-5 Year Treasury Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period, the Fund’s best quarter was 2ndQ 2010 (1.67%), and the worst quarter was 4thQ 2010 (–0.95%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden U.S. Government Fund | Prospectus-Adviser Class | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	457
10 Years	rr_ExpenseExampleYear10	1,035
2010	rr_AnnualReturn2010	2.70%
2011	rr_AnnualReturn2011	2.45%
2012	rr_AnnualReturn2012	1.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.95%)
1 Year	rr_AverageAnnualReturnYear01	1.77%
Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden U.S. Government Fund | Prospectus-Adviser Class | After Taxes on Distributions | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.16%
Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden U.S. Government Fund | Prospectus-Adviser Class | After Taxes on Distributions and Sale of Fund Shares | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.23%
Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden U.S. Government Fund | Prospectus-Adviser Class | Bank of America Merrill Lynch 1-5 Year Treasury Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.91%
Inception	rr_AverageAnnualReturnSinceInception	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009

[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding 12b-1 Distribution Fees, interest and taxes) will not exceed 0.60%.
[2]	Payden has also contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding 12b-1 Distributions Fees, interest and taxes) exceed 0.45%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Payden GNMA Fund | Prospectus-Adviser Class
PAYDEN GNMA FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return that is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden GNMA Fund Prospectus-Adviser Class Adviser Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden GNMA Fund Prospectus-Adviser Class Adviser Class
Management Fee		0.27%
Other Expenses		0.23%
Distribution (12b-1) Fees		0.25%
Total Annual Fund Operating Expenses	[1]	0.75%
[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding 12b-1 Distribution Fees, interest and taxes) will not exceed 0.50%.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden GNMA Fund Prospectus-Adviser Class Adviser Class	77	240	417	930

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests at least 80% of its total assets in Government National Mortgage Association mortgage-backed securities (GNMA Securities), which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government. The Fund invests the balance of its assets primarily in other “U.S. Government Obligations,” which are defined as U.S. Treasury bills, notes and bonds, and other bonds and mortgage-backed securities issued or guaranteed by the U.S. Government, or by Government sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) or Federal National Mortgage Association (FNMA)). However, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations or GNMA Securities.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. However, falling interest rates typically will not affect the prices of GNMA Securities as much as the prices of comparable debt securities because the markets tend to discount GNMA Security prices for prepayment risk when interest rates fall. Further, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Prepayment Risk. The Fund is subject to the prepayment risk applicable to mortgages underlying the GNMA Securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund. In addition, the Fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing Federal agency, as well as the credit quality of the underlying assets.
  U.S. Treasury and Agency Obligations. Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. Government. On the other hand, FNMA and FHLMC mortgage-backed securities are not. However, currently, each of the FNMA and FHLMC benefits from the Senior Preferred Stock Purchase Agreement it has with the U.S. Treasury which is expected to provide them with the necessary cash resources to meet their obligations. Although the U.S. Government has recently provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. Government will provide financial support in the future to these or other U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch GNMA Master Index

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund's Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the three-year period, the Fund’s best quarter was 2ndQ 2010 (3.30%), and the worst quarter was 4thQ 2012 (–0.33%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden GNMA Fund Prospectus-Adviser Class	1 Year	Inception	Inception Date
Adviser Class	3.44%	5.47%	Nov 2, 2009
Adviser Class After Taxes on Distributions	1.58%	3.78%	Nov 2, 2009
Adviser Class After Taxes on Distributions and Sale of Fund Shares	2.28%	3.69%	Nov 2, 2009
Bank of America Merrill Lynch GNMA Master Index (The returns for the index are before any deduction for taxes, fees or expenses.)	2.36%	5.23%	Nov 2, 2009

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden GNMA Fund | Prospectus-Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN GNMA FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests at least 80% of its total assets in Government National Mortgage Association mortgage-backed securities (GNMA Securities), which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government. The Fund invests the balance of its assets primarily in other “U.S. Government Obligations,” which are defined as U.S. Treasury bills, notes and bonds, and other bonds and mortgage-backed securities issued or guaranteed by the U.S. Government, or by Government sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) or Federal National Mortgage Association (FNMA)). However, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations or GNMA Securities.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. However, falling interest rates typically will not affect the prices of GNMA Securities as much as the prices of comparable debt securities because the markets tend to discount GNMA Security prices for prepayment risk when interest rates fall. Further, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Prepayment Risk. The Fund is subject to the prepayment risk applicable to mortgages underlying the GNMA Securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund. In addition, the Fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing Federal agency, as well as the credit quality of the underlying assets.
  U.S. Treasury and Agency Obligations. Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. Government. On the other hand, FNMA and FHLMC mortgage-backed securities are not. However, currently, each of the FNMA and FHLMC benefits from the Senior Preferred Stock Purchase Agreement it has with the U.S. Treasury which is expected to provide them with the necessary cash resources to meet their obligations. Although the U.S. Government has recently provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. Government will provide financial support in the future to these or other U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch GNMA Master Index

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund's Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch GNMA Master Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period, the Fund’s best quarter was 2ndQ 2010 (3.30%), and the worst quarter was 4thQ 2012 (–0.33%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden GNMA Fund | Prospectus-Adviser Class | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75% [1]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
2010	rr_AnnualReturn2010	6.54%
2011	rr_AnnualReturn2011	7.81%
2012	rr_AnnualReturn2012	3.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.33%)
1 Year	rr_AverageAnnualReturnYear01	3.44%
Inception	rr_AverageAnnualReturnSinceInception	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden GNMA Fund | Prospectus-Adviser Class | After Taxes on Distributions | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden GNMA Fund | Prospectus-Adviser Class | After Taxes on Distributions and Sale of Fund Shares | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.28%
Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden GNMA Fund | Prospectus-Adviser Class | Bank of America Merrill Lynch GNMA Master Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.36%
Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009

[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding 12b-1 Distribution Fees, interest and taxes) will not exceed 0.50%.

Payden Core Bond Fund | Prospectus-Adviser Class
PAYDEN CORE BOND FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return that is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden Core Bond Fund Prospectus-Adviser Class Adviser Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Core Bond Fund Prospectus-Adviser Class Adviser Class
Management Fee		0.28%
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.08%
Distribution (12b-1) Fees		0.25%
Total Annual Fund Operating Expenses	[1]	0.86%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund's financial statements), which reflects the Fund's operating expenses but not Acquired Fund Fees and Expenses.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses (inclusive of Acquired Fund Fees and Expenses). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Core Bond Fund Prospectus-Adviser Class Adviser Class	88	274	477	1,061

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 464% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 105%. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely that the Fund’s portfolio turnover rate will continue at a similar level.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities payable primarily in U.S. dollars. These include (1) debt securities issued or guaranteed by the U.S. Government, and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  The Fund invests at least 80% of its total assets in investment grade debt securities, but may invest up to 20% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Aggregate Bond Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the three-year period, the Fund’s best quarter was 3rdQ 2012 (3.34%), and the worst quarter was 4thQ 2010 (–1.03%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Core Bond Fund Prospectus-Adviser Class	1 Year	Inception	Inception Date
Adviser Class	9.43%	5.88%	Nov 2, 2009
Adviser Class After Taxes on Distributions	8.13%	4.62%	Nov 2, 2009
Adviser Class After Taxes on Distributions and Sale of Fund Shares	6.10%	4.28%	Nov 2, 2009
Barclays Capital Aggregate Bond Index (The returns for the index are before any deduction for taxes, fees or expenses.)	4.21%	5.75%	Nov 2, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Core Bond Fund | Prospectus-Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN CORE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 464% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 105%. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely that the Fund’s portfolio turnover rate will continue at a similar level.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	464.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund’s financial statements), which reflects the Fund’s operating expenses but not Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses (inclusive of Acquired Fund Fees and Expenses). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities payable primarily in U.S. dollars. These include (1) debt securities issued or guaranteed by the U.S. Government, and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  The Fund invests at least 80% of its total assets in investment grade debt securities, but may invest up to 20% of its total assets in debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Aggregate Bond Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period, the Fund’s best quarter was 3rdQ 2012 (3.34%), and the worst quarter was 4thQ 2010 (–1.03%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden Core Bond Fund | Prospectus-Adviser Class | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86% [1]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
2010	rr_AnnualReturn2010	6.01%
2011	rr_AnnualReturn2011	3.90%
2012	rr_AnnualReturn2012	9.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.03%)
1 Year	rr_AverageAnnualReturnYear01	9.43%
Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden Core Bond Fund | Prospectus-Adviser Class | After Taxes on Distributions | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.13%
Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden Core Bond Fund | Prospectus-Adviser Class | After Taxes on Distributions and Sale of Fund Shares | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.10%
Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden Core Bond Fund | Prospectus-Adviser Class | Barclays Capital Aggregate Bond Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund's financial statements), which reflects the Fund's operating expenses but not Acquired Fund Fees and Expenses.

Payden High Income Fund | Prospectus-Adviser Class
PAYDEN HIGH INCOME FUND
INVESTMENT OBJECTIVE:
The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden High Income Fund Prospectus-Adviser Class Adviser Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Payden High Income Fund Prospectus-Adviser Class Adviser Class
Management Fee	0.35%
Other Expenses	0.29%
Distribution (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.89%

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden High Income Fund Prospectus-Adviser Class Adviser Class	91	284	493	1,096

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities, loans and commercial paper issued by U.S. and foreign companies; (2) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (3) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (4) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in corporate debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund emphasizes investments in debt securities of (1) issuers with credit ratings at the mid to high quality end of the high yield bond spectrum, which Payden believes have stable to improving business prospects; (2) issuers Payden believes are in the growth stage of development and have reasonable prospects for improved operating results and improved credit ratings; and (3) issuers that have undergone leveraged buyouts or recapitalizations.
  The Fund may invest up to 30% of its total assets in securities of issuers organized or headquartered in emerging market countries.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund primarily invests in debt securities payable in U.S. dollars and may invest in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the three-year period, the Fund’s best quarter was 3rdQ 2010 (6.39%), and the worst quarter was 3rdQ 2011 (–5.85%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden High Income Fund Prospectus-Adviser Class	1 Year	Inception	Inception Date
Adviser Class	14.20%	10.26%	Nov 2, 2009
Adviser Class After Taxes on Distributions	11.62%	7.58%	Nov 2, 2009
Adviser Class After Taxes on Distributions and Sale of Fund Shares	9.24%	7.23%	Nov 2, 2009
Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index (The returns for the index are before any deduction for taxes, fees or expenses.)	14.58%	11.76%	Nov 2, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden High Income Fund | Prospectus-Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN HIGH INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities, loans and commercial paper issued by U.S. and foreign companies; (2) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (3) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (4) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in corporate debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund emphasizes investments in debt securities of (1) issuers with credit ratings at the mid to high quality end of the high yield bond spectrum, which Payden believes have stable to improving business prospects; (2) issuers Payden believes are in the growth stage of development and have reasonable prospects for improved operating results and improved credit ratings; and (3) issuers that have undergone leveraged buyouts or recapitalizations.
  The Fund may invest up to 30% of its total assets in securities of issuers organized or headquartered in emerging market countries.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund primarily invests in debt securities payable in U.S. dollars and may invest in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period, the Fund’s best quarter was 3rdQ 2010 (6.39%), and the worst quarter was 3rdQ 2011 (–5.85%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden High Income Fund | Prospectus-Adviser Class | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
2010	rr_AnnualReturn2010	11.89%
2011	rr_AnnualReturn2011	3.86%
2012	rr_AnnualReturn2012	14.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.85%)
1 Year	rr_AverageAnnualReturnYear01	14.20%
Inception	rr_AverageAnnualReturnSinceInception	10.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden High Income Fund | Prospectus-Adviser Class | After Taxes on Distributions | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.62%
Inception	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden High Income Fund | Prospectus-Adviser Class | After Taxes on Distributions and Sale of Fund Shares | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.24%
Inception	rr_AverageAnnualReturnSinceInception	7.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden High Income Fund | Prospectus-Adviser Class | Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.58%
Inception	rr_AverageAnnualReturnSinceInception	11.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009

Payden Emerging Markets Bond Fund | Prospectus-Adviser Class
PAYDEN EMERGING MARKETS BOND FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden Emerging Markets Bond Fund Prospectus-Adviser Class Adviser Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Payden Emerging Markets Bond Fund Prospectus-Adviser Class Adviser Class
Management Fee	0.45%
Other Expenses	0.33%
Distribution (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.03%

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Emerging Markets Bond Fund Prospectus-Adviser Class Adviser Class	105	328	569	1,259

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; and (3) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in debt securities and similar debt instruments issued by governments, agencies and instrumentalities of emerging market countries (or economically linked with such securities), and other issuers organized or headquartered in emerging market countries. Generally, an “emerging market country” is any country which the World Bank, the International Finance Corporation or the United Nations defines as having an emerging or developing economy.
  The Fund may invest up to 20% of its total assets in other debt securities and similar debt instruments, including those of issuers located in countries with developed securities markets.
  Under normal market conditions, the Fund invests a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund invests a majority of its assets in debt securities payable in U.S. dollars, but will also invest in debt securities payable in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan EMBI Global Diversified Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the three-year period, the Fund’s best quarter was 3rdQ 2010 (8.41%), and the worst quarter was 3rdQ 2011 (–3.82%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Emerging Markets Bond Fund Prospectus-Adviser Class	1 Year	Inception	Inception Date
Adviser Class	19.03%	12.13%	Nov 2, 2009
Adviser Class After Taxes on Distributions	16.49%	9.85%	Nov 2, 2009
Adviser Class After Taxes on Distributions and Sale of Fund Shares	12.62%	9.14%	Nov 2, 2009
J.P. Morgan EMBI Global Diversified Index (The returns for the index are before any deduction for taxes, fees or expenses.)	17.44%	12.09%	Nov 2, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Emerging Markets Bond Fund | Prospectus-Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN EMERGING MARKETS BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; and (3) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in debt securities and similar debt instruments issued by governments, agencies and instrumentalities of emerging market countries (or economically linked with such securities), and other issuers organized or headquartered in emerging market countries. Generally, an “emerging market country” is any country which the World Bank, the International Finance Corporation or the United Nations defines as having an emerging or developing economy.
  The Fund may invest up to 20% of its total assets in other debt securities and similar debt instruments, including those of issuers located in countries with developed securities markets.
  Under normal market conditions, the Fund invests a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund invests a majority of its assets in debt securities payable in U.S. dollars, but will also invest in debt securities payable in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan EMBI Global Diversified Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan EMBI Global Diversified Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period, the Fund’s best quarter was 3rdQ 2010 (8.41%), and the worst quarter was 3rdQ 2011 (–3.82%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden Emerging Markets Bond Fund | Prospectus-Adviser Class | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
2010	rr_AnnualReturn2010	12.60%
2011	rr_AnnualReturn2011	5.51%
2012	rr_AnnualReturn2012	19.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.82%)
1 Year	rr_AverageAnnualReturnYear01	19.03%
Inception	rr_AverageAnnualReturnSinceInception	12.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden Emerging Markets Bond Fund | Prospectus-Adviser Class | After Taxes on Distributions | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.49%
Inception	rr_AverageAnnualReturnSinceInception	9.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden Emerging Markets Bond Fund | Prospectus-Adviser Class | After Taxes on Distributions and Sale of Fund Shares | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.62%
Inception	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Payden Emerging Markets Bond Fund | Prospectus-Adviser Class | J.P. Morgan EMBI Global Diversified Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.44%
Inception	rr_AverageAnnualReturnSinceInception	12.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009

Payden Emerging Markets Local Bond Fund | Prospectus-Adviser Class
PAYDEN EMERGING MARKETS LOCAL BOND FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden Emerging Markets Local Bond Fund Prospectus-Adviser Class Adviser Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Emerging Markets Local Bond Fund Prospectus-Adviser Class Adviser Class
Management Fee		0.60%
Other Expenses		0.47%
Distribution (12b-1) Fees		0.25%
Total Annual Fund Operating Expenses		1.32%
Fee Waiver or Expense Reimbursement	[1]	0.08%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		1.24%
[1]	The Fund's investment adviser, Payden & Rygel ("Payden"), has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Rule 12b-1 Distribution Fees, interest and taxes) exceed 0.99%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Emerging Markets Local Bond Fund Prospectus-Adviser Class Adviser Class	126	410	716	1,583

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  Under normal market conditions, the Fund invests at least 80% of its total assets in a wide variety of Bonds. “Bonds” include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank), or credit-linked notes issued with respect to such securities; and (2) debt securities and commercial paper issued by U.S. and foreign companies, or credit-linked notes issued with respect to such securities.
  Under normal market conditions, the Fund invests at least 80% of its total assets in Emerging Market Investments. “Emerging Market Investments” include Bonds and other debt instruments and income-producing securities that are issued by governments, agencies and instrumentalities of emerging market countries and other issuers organized or headquartered in emerging market countries, or that are denominated in the local currency of an emerging market country (“Emerging Market Currency”), or whose performance is linked to an emerging market country’s currency, markets, economy or ability to repay loans. Generally, an “emerging market country” is any country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy.
  Emerging Market Investments also include Emerging Market Currencies and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) used to hedge or gain exposure to the securities markets of emerging market countries or Emerging Market Currencies. The Fund may use derivatives to a significant extent, including in particular, currency contracts, futures, interest rate swaps and credit-linked notes.
  Under normal market conditions, a significant portion of the Fund’s investments will be denominated in Emerging Market Currencies. However, Emerging Market Investments may be denominated in non-Emerging Market Currencies, including the U.S. dollar.
  The Fund may invest up to 20% of its total assets in debt instruments and income-producing securities that are not Bonds, including for example loans made by U.S. and foreign companies.
  The Fund may invest up to 20% of its total assets in Bonds and other debt instruments and income-producing securities other than Emerging Market Investments, including those of issuers located in countries with developed securities markets.
  Under normal market conditions, the Fund may invest a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  Under normal market conditions, the average portfolio duration of the Fund varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which as of February 25, 2013 was 4.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the impact of either an increase or a decrease in interest rates will be greater for a fund that has a longer duration than for a fund that has a shorter duration.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Local Currency. Because the Fund’s emphasis will be on investing in securities denominated in the currencies of emerging market countries, the Fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.
  Derivatives. The use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
  As noted above in the Principal Investment Strategies discussion, the Fund expects in particular to use currency contracts, futures and interest rate swaps. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures contracts, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. With respect to interest rate swaps, a key risk is the extent to which Payden, as the Fund’s investment adviser, has correctly forecast interest rates. If rates do not move as expected, the Fund might have been in a better position if it had not entered into the transaction at all.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan GBI-EM Diversified Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the one-year period, the Fund’s best quarter was 1stQ 2012 (7.95%), and the worst quarter was 2ndQ 2012 (–2.13%)
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Emerging Markets Local Bond Fund Prospectus-Adviser Class	1 Year	Inception	Inception Date
Adviser Class	16.92%	9.96%	Nov 2, 2011
Adviser Class After Taxes on Distributions	15.36%	8.44%	Nov 2, 2011
Adviser Class After Taxes on Distributions and Sale of Fund Shares	11.27%	7.66%	Nov 2, 2011
J.P. Morgan GBI-EM Diversified Index (The returns for the index are before any deduction for taxes, fees or expenses)	16.76%	10.56%	Nov 2, 2011

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Emerging Markets Local Bond Fund | Prospectus-Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN EMERGING MARKETS LOCAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Under normal market conditions, the Fund invests at least 80% of its total assets in a wide variety of Bonds. “Bonds” include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank), or credit-linked notes issued with respect to such securities; and (2) debt securities and commercial paper issued by U.S. and foreign companies, or credit-linked notes issued with respect to such securities.
  Under normal market conditions, the Fund invests at least 80% of its total assets in Emerging Market Investments. “Emerging Market Investments” include Bonds and other debt instruments and income-producing securities that are issued by governments, agencies and instrumentalities of emerging market countries and other issuers organized or headquartered in emerging market countries, or that are denominated in the local currency of an emerging market country (“Emerging Market Currency”), or whose performance is linked to an emerging market country’s currency, markets, economy or ability to repay loans. Generally, an “emerging market country” is any country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy.
  Emerging Market Investments also include Emerging Market Currencies and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) used to hedge or gain exposure to the securities markets of emerging market countries or Emerging Market Currencies. The Fund may use derivatives to a significant extent, including in particular, currency contracts, futures, interest rate swaps and credit-linked notes.
  Under normal market conditions, a significant portion of the Fund’s investments will be denominated in Emerging Market Currencies. However, Emerging Market Investments may be denominated in non-Emerging Market Currencies, including the U.S. dollar.
  The Fund may invest up to 20% of its total assets in debt instruments and income-producing securities that are not Bonds, including for example loans made by U.S. and foreign companies.
  The Fund may invest up to 20% of its total assets in Bonds and other debt instruments and income-producing securities other than Emerging Market Investments, including those of issuers located in countries with developed securities markets.
  Under normal market conditions, the Fund may invest a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  Under normal market conditions, the average portfolio duration of the Fund varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which as of February 25, 2013 was 4.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the impact of either an increase or a decrease in interest rates will be greater for a fund that has a longer duration than for a fund that has a shorter duration.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Local Currency. Because the Fund’s emphasis will be on investing in securities denominated in the currencies of emerging market countries, the Fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.
  Derivatives. The use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
  As noted above in the Principal Investment Strategies discussion, the Fund expects in particular to use currency contracts, futures and interest rate swaps. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures contracts, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. With respect to interest rate swaps, a key risk is the extent to which Payden, as the Fund’s investment adviser, has correctly forecast interest rates. If rates do not move as expected, the Fund might have been in a better position if it had not entered into the transaction at all.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan GBI-EM Diversified Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan GBI-EM Diversified Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the one-year period, the Fund’s best quarter was 1stQ 2012 (7.95%), and the worst quarter was 2ndQ 2012 (–2.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden Emerging Markets Local Bond Fund | Prospectus-Adviser Class | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08% [1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	410
5 Years	rr_ExpenseExampleYear05	716
10 Years	rr_ExpenseExampleYear10	1,583
2012	rr_AnnualReturn2012	16.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.13%)
1 Year	rr_AverageAnnualReturnYear01	16.92%
Inception	rr_AverageAnnualReturnSinceInception	9.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Payden Emerging Markets Local Bond Fund | Prospectus-Adviser Class | After Taxes on Distributions | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.36%
Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Payden Emerging Markets Local Bond Fund | Prospectus-Adviser Class | After Taxes on Distributions and Sale of Fund Shares | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.27%
Inception	rr_AverageAnnualReturnSinceInception	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Payden Emerging Markets Local Bond Fund | Prospectus-Adviser Class | J.P. Morgan GBI-EM Diversified Index (The returns for the index are before any deduction for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.76%
Inception	rr_AverageAnnualReturnSinceInception	10.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011

[1]	The Fund's investment adviser, Payden & Rygel ("Payden"), has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Rule 12b-1 Distribution Fees, interest and taxes) exceed 0.99%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Payden Value Leaders Fund | Prospectus-Adviser Class
PAYDEN VALUE LEADERS FUND
INVESTMENT OBJECTIVE:
The Fund seeks growth of capital and some current income.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden Value Leaders Fund Prospectus-Adviser Class Adviser Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Value Leaders Fund Prospectus-Adviser Class Adviser Class
Management Fee		0.50%
Other Expenses		0.30%
Distribution (12b-1) Fees		0.25%
Total Annual Fund Operating Expenses	[1]	1.05%
[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding Rule 12b-1 Distribution Fees, interest and taxes) will not exceed 0.80%.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Value Leaders Fund Prospectus-Adviser Class Adviser Class	107	334	579	1,283

Portfolio Turnover.
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its long-term holdings. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely that the Fund’s portfolio turnover rate will continue at a similar level.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests primarily in large capitalization value stocks, defined as stocks with above average dividend yields and large market capitalizations, and other income producing equity securities, including by way of example, exchange-traded common and preferred stocks, real estate investment trusts and master limited partnerships. Payden uses quantitative techniques to identify large capitalization stocks with above average dividend yields. Fundamental analysis is then performed to identify individual companies capable of maintaining or increasing their dividend. The Fund’s benchmark is the Russell 1000 Value Index. However, the Fund’s investments include only a limited portion of the common stocks included in the benchmark and also include income producing equity securities that are not included in the benchmark. In addition, the Fund will seek to provide a higher level of current income than the benchmark.
  The Fund invests principally in U.S. securities, but may invest up to 30% of its total assets in foreign securities, including companies organized or headquartered in emerging markets. The Fund may invest in foreign securities either directly or through American Depository Receipts on U.S. exchanges.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund.
  Equity securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns. Moreover, purchasing stocks perceived to be undervalued brings additional risks. For example, the issuing company’s condition may worsen instead of improve, or the pace and extent of any improvement may be less than expected.
  Fund versus Index Fund. The Fund is not an index fund, as indicated above, and is managed in ways that diverge from the benchmark. Thus, changes in the Fund’s net asset value per share will not track changes in the general stock market or the Fund’s benchmark.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Russell 1000 Value Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the one-year period, the Fund’s best quarter was 1stQ 2012 (5.91%), and the worst quarter was 4thQ 2012 (–1.33%)
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Value Leaders Fund Prospectus-Adviser Class	1 Year	Inception	Inception Date
Adviser Class	9.78%	12.63%	Dec 1, 2011
Adviser Class After Taxes on Distributions	8.79%	11.57%	Dec 1, 2011
Adviser Class After Taxes on Distributions and Sale of Fund Shares	7.82%	10.42%	Dec 1, 2011
Russell 1000 Value Index (The returns for the index are before any deduction for taxes, fees or expenses)	17.49%	18.13%	Dec 1, 2011

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Value Leaders Fund | Prospectus-Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN VALUE LEADERS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital and some current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its long-term holdings. Given the current economic environment and the normal implementation of the Fund’s principal investment strategies, it is likely that the Fund’s portfolio turnover rate will continue at a similar level.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests primarily in large capitalization value stocks, defined as stocks with above average dividend yields and large market capitalizations, and other income producing equity securities, including by way of example, exchange-traded common and preferred stocks, real estate investment trusts and master limited partnerships. Payden uses quantitative techniques to identify large capitalization stocks with above average dividend yields. Fundamental analysis is then performed to identify individual companies capable of maintaining or increasing their dividend. The Fund’s benchmark is the Russell 1000 Value Index. However, the Fund’s investments include only a limited portion of the common stocks included in the benchmark and also include income producing equity securities that are not included in the benchmark. In addition, the Fund will seek to provide a higher level of current income than the benchmark.
  The Fund invests principally in U.S. securities, but may invest up to 30% of its total assets in foreign securities, including companies organized or headquartered in emerging markets. The Fund may invest in foreign securities either directly or through American Depository Receipts on U.S. exchanges.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund.
  Equity securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns. Moreover, purchasing stocks perceived to be undervalued brings additional risks. For example, the issuing company’s condition may worsen instead of improve, or the pace and extent of any improvement may be less than expected.
  Fund versus Index Fund. The Fund is not an index fund, as indicated above, and is managed in ways that diverge from the benchmark. Thus, changes in the Fund’s net asset value per share will not track changes in the general stock market or the Fund’s benchmark.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Russell 1000 Value Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Russell 1000 Value Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the one-year period, the Fund’s best quarter was 1stQ 2012 (5.91%), and the worst quarter was 4thQ 2012 (–1.33%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden Value Leaders Fund | Prospectus-Adviser Class | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05% [1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
2012	rr_AnnualReturn2012	9.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.33%)
1 Year	rr_AverageAnnualReturnYear01	9.78%
Inception	rr_AverageAnnualReturnSinceInception	12.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2011
Payden Value Leaders Fund | Prospectus-Adviser Class | After Taxes on Distributions | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.79%
Inception	rr_AverageAnnualReturnSinceInception	11.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2011
Payden Value Leaders Fund | Prospectus-Adviser Class | After Taxes on Distributions and Sale of Fund Shares | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.82%
Inception	rr_AverageAnnualReturnSinceInception	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2011
Payden Value Leaders Fund | Prospectus-Adviser Class | Russell 1000 Value Index (The returns for the index are before any deduction for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%
Inception	rr_AverageAnnualReturnSinceInception	18.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2011

[1]	Payden & Rygel ("Payden") has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding Rule 12b-1 Distribution Fees, interest and taxes) will not exceed 0.80%.

Payden Emerging Markets Bond Fund | Prospectus-Institutional Class
PAYDEN EMERGING MARKETS BOND FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden Emerging Markets Bond Fund Prospectus-Institutional Class Institutional Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Emerging Markets Bond Fund Prospectus-Institutional Class Institutional Class
Management Fee		0.45%
Other Expenses		0.33%
Total Annual Fund Operating Expenses		0.78%
Fee Waiver or Expense Reimbursement	[1]	0.09%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.69%
[1]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.69%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Emerging Markets Bond Fund Prospectus-Institutional Class Institutional Class	70	240	424	958

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; and (3) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in debt securities and similar debt instruments issued by governments, agencies and instrumentalities of emerging market countries (or economically linked with such securities), and other issuers organized or headquartered in emerging market countries. Generally, an “emerging market country” is any country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy.
  The Fund may invest up to 20% of its total assets in other debt securities and similar debt instruments, including those of issuers located in countries with developed securities markets.
  Under normal market conditions, the Fund invests a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund invests a majority of its assets in debt securities payable in U.S. dollars, but will also invest in debt securities payable in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan EMBI Global Diversified Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Institutional Class of the Fund, which is offered in this Prospectus, began offering its shares on April 9, 2012. The Investor Class of the Fund, which is not offered in this Prospectus, began offering its shares on December 17, 1998. In the bar chart and table below, performance results are for the Investor Class of the Fund. The Institutional Class would have similar annual returns because the shares are invested in the same portfolio of securities. However, because the Investor Class had higher expenses, its performance was lower than the performance the Institutional Class of the Fund would have realized had it existed during the same time period.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns — Investor Class

During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (12.39%), and the worst quarter was 2ndQ 2004 (–6.52%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden Emerging Markets Bond Fund Prospectus-Institutional Class	1 Year	5 Years	10 Years
Investor Class	19.35%	10.50%	10.80%
Investor Class After Taxes on Distributions	16.70%	8.24%	8.32%
Investor Class After Taxes on Distributions and Sale of Fund Shares	12.82%	7.75%	7.96%
J.P. Morgan EMBI Global Diversified Index (The returns for the index are before any deduction for taxes, fees or expenses.)	17.44%	10.06%	10.97%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden Emerging Markets Bond Fund | Prospectus-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN EMERGING MARKETS BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; and (3) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in debt securities and similar debt instruments issued by governments, agencies and instrumentalities of emerging market countries (or economically linked with such securities), and other issuers organized or headquartered in emerging market countries. Generally, an “emerging market country” is any country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy.
  The Fund may invest up to 20% of its total assets in other debt securities and similar debt instruments, including those of issuers located in countries with developed securities markets.
  Under normal market conditions, the Fund invests a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund invests a majority of its assets in debt securities payable in U.S. dollars, but will also invest in debt securities payable in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan EMBI Global Diversified Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Institutional Class of the Fund, which is offered in this Prospectus, began offering its shares on April 9, 2012. The Investor Class of the Fund, which is not offered in this Prospectus, began offering its shares on December 17, 1998. In the bar chart and table below, performance results are for the Investor Class of the Fund. The Institutional Class would have similar annual returns because the shares are invested in the same portfolio of securities. However, because the Investor Class had higher expenses, its performance was lower than the performance the Institutional Class of the Fund would have realized had it existed during the same time period.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan EMBI Global Diversified Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns — Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 3rdQ 2009 (12.39%), and the worst quarter was 2ndQ 2004 (–6.52%).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Institutional Class of the Fund, which is offered in this Prospectus, began offering its shares on April 9, 2012. The Investor Class of the Fund, which is not offered in this Prospectus, began offering its shares on December 17, 1998. In the bar chart and table below, performance results are for the Investor Class of the Fund. The Institutional Class would have similar annual returns because the shares are invested in the same portfolio of securities. However, because the Investor Class had higher expenses, its performance was lower than the performance the Institutional Class of the Fund would have realized had it existed during the same time period.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden Emerging Markets Bond Fund | Prospectus-Institutional Class | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09% [1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	958
Payden Emerging Markets Bond Fund | Prospectus-Institutional Class | Investor Class
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	18.38%
2004	rr_AnnualReturn2004	13.14%
2005	rr_AnnualReturn2005	11.73%
2006	rr_AnnualReturn2006	10.22%
2007	rr_AnnualReturn2007	2.82%
2008	rr_AnnualReturn2008	(10.28%)
2009	rr_AnnualReturn2009	28.90%
2010	rr_AnnualReturn2010	12.90%
2011	rr_AnnualReturn2011	5.78%
2012	rr_AnnualReturn2012	19.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.52%)
1 Year	rr_AverageAnnualReturnYear01	19.35%
5 Years	rr_AverageAnnualReturnYear05	10.50%
10 Years	rr_AverageAnnualReturnYear10	10.80%
Payden Emerging Markets Bond Fund | Prospectus-Institutional Class | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.70%
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Payden Emerging Markets Bond Fund | Prospectus-Institutional Class | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.82%
5 Years	rr_AverageAnnualReturnYear05	7.75%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Payden Emerging Markets Bond Fund | Prospectus-Institutional Class | J.P. Morgan EMBI Global Diversified Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.44%
5 Years	rr_AverageAnnualReturnYear05	10.06%
10 Years	rr_AverageAnnualReturnYear10	10.97%

[1]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding interest and taxes) exceed 0.69%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Payden/Kravitz Cash Balance Plan Fund | Prospectus-Institutional Class
PAYDEN/KRAVITZ CASH BALANCE PLAN FUND
INVESTMENT OBJECTIVE:
The Fund seeks income and total return consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden/Kravitz Cash Balance Plan Fund Prospectus-Institutional Class Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden/Kravitz Cash Balance Plan Fund Prospectus-Institutional Class Institutional Class
Management Fee		1.10%
Other Expenses		0.15%
Total Annual Fund Operating Expenses	[1]	1.25%
[1]	Payden/Kravitz Investment Advisers LLC ("Payden/Kravitz") has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.25%.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden/Kravitz Cash Balance Plan Fund Prospectus-Institutional Class Institutional Class	127	397	686	1,511

Portfolio Turnover.
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 687% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 87%.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund is designed as an investment vehicle for cash balance pension plans. The Fund seeks to earn a total return, net of fees and expenses, that is equivalent to the interest crediting rate established by the Internal Revenue Service for cash balance pension plans using the 30-year U.S. Treasury Bond Yield. The Fund seeks to earn this rate each calendar year.
  The Fund invests at least 80% of its total assets in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; (4) convertible bonds and preferred stock; and (5) real estate investment trusts.
  The Fund may invest up to 50% of its total assets in securities rated below investment grade (commonly called “junk bonds”), or in securities that Payden/Kravitz determines to be of comparable quality. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or that Payden/Kravitz determines to be of comparable quality.
  The Fund may invest up to 40% of its total assets in securities issued by governments, agencies and instrumentalities of emerging market countries, and other issuers organized or headquartered in emerging market countries.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund invests in securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund may also invest in equity securities of U.S. and foreign companies.
  The Fund may invest in derivative instruments, such as option contracts on individual stocks, indices or exchange-traded funds, futures contracts, currency forward contracts and swap agreements, including interest rate swaps, principally to hedge market risk, but also to efficiently add specific sector, currency, interest rate or style exposure to the Fund.
  The Fund is “non-diversified,” which means that Payden/Kravitz may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. To the extent that the Fund invests in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade debt securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.
  Derivatives. As indicated above, even though the Fund may use derivative instruments mainly as a hedging mechanism, the use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

  As noted above in the “Principal Investment Strategies” discussion, the Fund expects in particular to use currency contracts, options contracts, futures contracts and swap agreements. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures or options contracts, a purchase or sale of a futures or options contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. With respect to interest rate swaps, a key risk is the extent to which Payden/Kravitz, as the Fund’s investment adviser, has correctly forecast interest rates. If rates do not move as expected, the Fund might have been in a better position if it had not entered into the transaction at all.
  Diversification. The Fund is "non-diversified," which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few—or even one—of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the 30-Year U.S. Treasury Bond Yield.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the four-year period, the Fund’s best quarter was 3rdQ 2012 (3.29%), and the worst quarter was 3rdQ 2011 (–3.07%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden/Kravitz Cash Balance Plan Fund Prospectus-Institutional Class	1 Year	Inception	Inception Date
Institutional Class	6.80%	3.85%	Sep 22, 2008
Institutional Class After Taxes on Distributions	6.07%	3.21%	Sep 22, 2008
Institutional Class After Taxes on Distributions and Sale of Fund Shares	4.42%	2.93%	Sep 22, 2008
30-Year U.S. Treasury Bond Yield (The returns for the index are before any deduction for taxes, fees or expenses.)	2.98%	3.74%	Sep 22, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN/KRAVITZ CASH BALANCE PLAN FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 687% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 87%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	687.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund is designed as an investment vehicle for cash balance pension plans. The Fund seeks to earn a total return, net of fees and expenses, that is equivalent to the interest crediting rate established by the Internal Revenue Service for cash balance pension plans using the 30-year U.S. Treasury Bond Yield. The Fund seeks to earn this rate each calendar year.
  The Fund invests at least 80% of its total assets in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; (4) convertible bonds and preferred stock; and (5) real estate investment trusts.
  The Fund may invest up to 50% of its total assets in securities rated below investment grade (commonly called “junk bonds”), or in securities that Payden/Kravitz determines to be of comparable quality. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or that Payden/Kravitz determines to be of comparable quality.
  The Fund may invest up to 40% of its total assets in securities issued by governments, agencies and instrumentalities of emerging market countries, and other issuers organized or headquartered in emerging market countries.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund invests in securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund may also invest in equity securities of U.S. and foreign companies.
  The Fund may invest in derivative instruments, such as option contracts on individual stocks, indices or exchange-traded funds, futures contracts, currency forward contracts and swap agreements, including interest rate swaps, principally to hedge market risk, but also to efficiently add specific sector, currency, interest rate or style exposure to the Fund.
  The Fund is “non-diversified,” which means that Payden/Kravitz may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. To the extent that the Fund invests in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade debt securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.
  Derivatives. As indicated above, even though the Fund may use derivative instruments mainly as a hedging mechanism, the use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

  As noted above in the “Principal Investment Strategies” discussion, the Fund expects in particular to use currency contracts, options contracts, futures contracts and swap agreements. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures or options contracts, a purchase or sale of a futures or options contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. With respect to interest rate swaps, a key risk is the extent to which Payden/Kravitz, as the Fund’s investment adviser, has correctly forecast interest rates. If rates do not move as expected, the Fund might have been in a better position if it had not entered into the transaction at all.
  Diversification. The Fund is "non-diversified," which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few—or even one—of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few—or even one—of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the 30-Year U.S. Treasury Bond Yield.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the 30-Year U.S. Treasury Bond Yield.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the four-year period, the Fund’s best quarter was 3rdQ 2012 (3.29%), and the worst quarter was 3rdQ 2011 (–3.07%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Institutional Class | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25% [1]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
2009	rr_AnnualReturn2009	3.60%
2010	rr_AnnualReturn2010	4.62%
2011	rr_AnnualReturn2011	(0.10%)
2012	rr_AnnualReturn2012	6.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.07%)
1 Year	rr_AverageAnnualReturnYear01	6.80%
Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Institutional Class | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.07%
Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Institutional Class | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.42%
Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Institutional Class | 30-Year U.S. Treasury Bond Yield (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%
Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008

[1]	Payden/Kravitz Investment Advisers LLC ("Payden/Kravitz") has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.25%.

Payden/Kravitz Cash Balance Plan Fund | Prospectus-Adviser Class
PAYDEN/KRAVITZ CASH BALANCE PLAN FUND
INVESTMENT OBJECTIVE:
The Fund seeks income and total return consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden/Kravitz Cash Balance Plan Fund Prospectus-Adviser Class Adviser Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden/Kravitz Cash Balance Plan Fund Prospectus-Adviser Class Adviser Class
Management Fee		1.10%
Other Expenses		0.15%
Distribution (12b-1) Fees		0.25%
Total Annual Fund Operating Expenses	[1]	1.50%
[1]	Payden/Kravitz Investment Advisers LLC ("Payden/Kravitz") has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding 12b-1 Distribution Fees, interest and taxes) will not exceed 1.25%.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden/Kravitz Cash Balance Plan Fund Prospectus-Adviser Class Adviser Class	153	474	818	1,791

Portfolio Turnover.
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 687% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 87%.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund is designed as an investment vehicle for cash balance pension plans. The Fund seeks to earn a total return, net of fees and expenses, that is equivalent to the interest crediting rate established by the Internal Revenue Service for cash balance pension plans using the 30-year U.S. Treasury Bond Yield. The Fund seeks to earn this rate each calendar year.
  The Fund invests at least 80% of its total assets in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; (4) convertible bonds and preferred stock; and (5) real estate investment trusts.
  The Fund may invest up to 50% of its total assets in securities rated below investment grade (commonly called “junk bonds”), or in securities that Payden/Kravitz determines to be of comparable quality. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or that Payden/Kravitz determines to be of comparable quality.
  The Fund may invest up to 40% of its total assets in securities issued by governments, agencies and instrumentalities of emerging market countries, and other issuers organized or headquartered in emerging market countries.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund invests in securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund may also invest in equity securities of U.S. and foreign companies.
  The Fund may invest in derivative instruments, such as option contracts on individual stocks, indices or exchange-traded funds, futures contracts, currency forward contracts and swap agreements, including interest rate swaps, principally to hedge market risk, but also to efficiently add specific sector, currency, interest rate or style exposure to the Fund.
  The Fund is “non-diversified,” which means that Payden/Kravitz may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. To the extent that the Fund invests in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below investment Grade Credit. Below investment grade debt securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.
  Derivatives. As indicated above, even though the Fund may use derivative instruments mainly as a hedging mechanism, the use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
  As noted above in the “Principal Investment Strategies” discussion, the Fund expects in particular to use currency contracts, options contracts, futures contracts and swap agreements. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures or options contracts, a purchase or sale of a futures or options contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. With respect to interest rate swaps, a key risk is the extent to which Payden/Kravitz, as the Fund’s investment adviser, has correctly forecast interest rates. If rates do not move as expected, the Fund might have been in a better position if it had not entered into the transaction at all.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the 30-Year U.S. Treasury Bond Yield.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the four-year period, the Fund’s best quarter was 3rdQ 2012 (3.12%), and the worst quarter was 3rdQ 2011 (–3.18%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden/Kravitz Cash Balance Plan Fund Prospectus-Adviser Class	1 Year	Inception	Inception Date
Adviser Class	6.53%	3.60%	Sep 22, 2008
Adviser Class After Taxes on Distributions	5.81%	2.96%	Sep 22, 2008
Adviser Class After Taxes on Distributions and Sale of Fund Shares	4.25%	2.71%	Sep 22, 2008
30-Year U.S. Treasury Bond Yield (The returns for the index are before any deduction for taxes, fees or expenses.)	2.98%	3.74%	Sep 22, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN/KRAVITZ CASH BALANCE PLAN FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 687% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 87%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	687.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund is designed as an investment vehicle for cash balance pension plans. The Fund seeks to earn a total return, net of fees and expenses, that is equivalent to the interest crediting rate established by the Internal Revenue Service for cash balance pension plans using the 30-year U.S. Treasury Bond Yield. The Fund seeks to earn this rate each calendar year.
  The Fund invests at least 80% of its total assets in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; (4) convertible bonds and preferred stock; and (5) real estate investment trusts.
  The Fund may invest up to 50% of its total assets in securities rated below investment grade (commonly called “junk bonds”), or in securities that Payden/Kravitz determines to be of comparable quality. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or that Payden/Kravitz determines to be of comparable quality.
  The Fund may invest up to 40% of its total assets in securities issued by governments, agencies and instrumentalities of emerging market countries, and other issuers organized or headquartered in emerging market countries.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund invests in securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund may also invest in equity securities of U.S. and foreign companies.
  The Fund may invest in derivative instruments, such as option contracts on individual stocks, indices or exchange-traded funds, futures contracts, currency forward contracts and swap agreements, including interest rate swaps, principally to hedge market risk, but also to efficiently add specific sector, currency, interest rate or style exposure to the Fund.
  The Fund is “non-diversified,” which means that Payden/Kravitz may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. To the extent that the Fund invests in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below investment Grade Credit. Below investment grade debt securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.
  Derivatives. As indicated above, even though the Fund may use derivative instruments mainly as a hedging mechanism, the use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
  As noted above in the “Principal Investment Strategies” discussion, the Fund expects in particular to use currency contracts, options contracts, futures contracts and swap agreements. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures or options contracts, a purchase or sale of a futures or options contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. With respect to interest rate swaps, a key risk is the extent to which Payden/Kravitz, as the Fund’s investment adviser, has correctly forecast interest rates. If rates do not move as expected, the Fund might have been in a better position if it had not entered into the transaction at all.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the 30-Year U.S. Treasury Bond Yield.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the 30-Year U.S. Treasury Bond Yield.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the four-year period, the Fund’s best quarter was 3rdQ 2012 (3.12%), and the worst quarter was 3rdQ 2011 (–3.18%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Adviser Class | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50% [1]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
2009	rr_AnnualReturn2009	3.33%
2010	rr_AnnualReturn2010	4.41%
2011	rr_AnnualReturn2011	(0.32%)
2012	rr_AnnualReturn2012	6.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
1 Year	rr_AverageAnnualReturnYear01	6.53%
Inception	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Adviser Class | After Taxes on Distributions | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.81%
Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Adviser Class | After Taxes on Distributions and Sale of Fund Shares | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.25%
Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Adviser Class | 30-Year U.S. Treasury Bond Yield (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%
Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008

[1]	Payden/Kravitz Investment Advisers LLC ("Payden/Kravitz") has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding 12b-1 Distribution Fees, interest and taxes) will not exceed 1.25%.

Payden/Kravitz Cash Balance Plan Fund | Prospectus-Retirement Class
PAYDEN/KRAVITZ CASH BALANCE PLAN FUND
INVESTMENT OBJECTIVE:
The Fund seeks income and total return consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden/Kravitz Cash Balance Plan Fund Prospectus-Retirement Class Retirement Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden/Kravitz Cash Balance Plan Fund Prospectus-Retirement Class Retirement Class
Management Fee		1.10%
Other Expenses		0.15%
Distribution (12b-1) Fees		0.50%
Total Annual Fund Operating Expenses	[1]	1.75%
[1]	Payden/Kravitz Investment Advisers LLC ("Payden/Kravitz") has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding 12b-1 Distribution Fees, interest and taxes) will not exceed 1.25%.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden/Kravitz Cash Balance Plan Fund Prospectus-Retirement Class Retirement Class	178	551	949	2,062

Portfolio Turnover.
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 687% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 87%.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund is designed as an investment vehicle for cash balance pension plans. The Fund seeks to earn a total return, net of fees and expenses, that is equivalent to the interest crediting rate established by the Internal Revenue Service for cash balance pension plans using the 30-year U.S. Treasury Bond Yield. The Fund seeks to earn this rate each calendar year.
  The Fund invests at least 80% of its total assets in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; (4) convertible bonds and preferred stock; and (5) real estate investment trusts.
  The Fund may invest up to 50% of its total assets in securities rated below investment grade (commonly called “junk bonds”), or in securities that Payden/Kravitz determines to be of comparable quality. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or that Payden/Kravitz determines to be of comparable quality.
  The Fund may invest up to 40% of its total assets in securities issued by governments, agencies and instrumentalities of emerging market countries, and other issuers organized or headquartered in emerging market countries.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund invests in securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund may also invest in equity securities of U.S. and foreign companies.
  The Fund may invest in derivative instruments, such as option contracts on individual stocks, indices or exchange-traded funds, futures contracts, currency forward contracts and swap agreements, including interest rate swaps, principally to hedge market risk, but also to efficiently add specific sector, currency, interest rate or style exposure to the Fund.
  The Fund is “non-diversified,” which means that Payden/Kravitz may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. To the extent that the Fund invests in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade debt securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.
  Derivatives. As indicated above, even though the Fund may use derivative instruments mainly as a hedging mechanism, the use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
  As noted above in the “Principal Investment Strategies” discussion, the Fund expects in particular to use currency contracts, options contracts, futures contracts and swap agreements. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures or options contracts, a purchase or sale of a futures or options contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. With respect to interest rate swaps, a key risk is the extent to which Payden/Kravitz, as the Fund’s investment adviser, has correctly forecast interest rates. If rates do not move as expected, the Fund might have been in a better position if it had not entered into the transaction at all.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the 30-Year U.S. Treasury Bond Yield.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the three-year period, the Fund’s best quarter was 3rdQ 2012 (3.12%), and the worst quarter was 3rdQ 2011 (–3.17%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden/Kravitz Cash Balance Plan Fund Prospectus-Retirement Class	1 Year	Inception	Inception Date
Retirement Class	6.39%	3.06%	Apr 6, 2009
Retirement Class After Taxes on Distributions	5.66%	2.41%	Apr 6, 2009
Retirement Class After Taxes on Distributions and Sale of Fund Shares	4.16%	2.24%	Apr 6, 2009
30-Year U.S. Treasury Bond Yield (The returns for the index are before any deduction for taxes, fees or expenses.)	2.98%	3.74%	Apr 6, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN/KRAVITZ CASH BALANCE PLAN FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 687% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 87%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	687.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund is designed as an investment vehicle for cash balance pension plans. The Fund seeks to earn a total return, net of fees and expenses, that is equivalent to the interest crediting rate established by the Internal Revenue Service for cash balance pension plans using the 30-year U.S. Treasury Bond Yield. The Fund seeks to earn this rate each calendar year.
  The Fund invests at least 80% of its total assets in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; (4) convertible bonds and preferred stock; and (5) real estate investment trusts.
  The Fund may invest up to 50% of its total assets in securities rated below investment grade (commonly called “junk bonds”), or in securities that Payden/Kravitz determines to be of comparable quality. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or that Payden/Kravitz determines to be of comparable quality.
  The Fund may invest up to 40% of its total assets in securities issued by governments, agencies and instrumentalities of emerging market countries, and other issuers organized or headquartered in emerging market countries.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund invests in securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund may also invest in equity securities of U.S. and foreign companies.
  The Fund may invest in derivative instruments, such as option contracts on individual stocks, indices or exchange-traded funds, futures contracts, currency forward contracts and swap agreements, including interest rate swaps, principally to hedge market risk, but also to efficiently add specific sector, currency, interest rate or style exposure to the Fund.
  The Fund is “non-diversified,” which means that Payden/Kravitz may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. To the extent that the Fund invests in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade debt securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.
  Derivatives. As indicated above, even though the Fund may use derivative instruments mainly as a hedging mechanism, the use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
  As noted above in the “Principal Investment Strategies” discussion, the Fund expects in particular to use currency contracts, options contracts, futures contracts and swap agreements. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures or options contracts, a purchase or sale of a futures or options contract may result in losses in excess of the amount invested in the futures contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. With respect to interest rate swaps, a key risk is the extent to which Payden/Kravitz, as the Fund’s investment adviser, has correctly forecast interest rates. If rates do not move as expected, the Fund might have been in a better position if it had not entered into the transaction at all.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the 30-Year U.S. Treasury Bond Yield.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the 30-Year U.S. Treasury Bond Yield.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period, the Fund’s best quarter was 3rdQ 2012 (3.12%), and the worst quarter was 3rdQ 2011 (–3.17%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Retirement Class | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75% [1]
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
2010	rr_AnnualReturn2010	4.09%
2011	rr_AnnualReturn2011	(0.64%)
2012	rr_AnnualReturn2012	6.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.17%)
1 Year	rr_AverageAnnualReturnYear01	6.39%
Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 6, 2009
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Retirement Class | After Taxes on Distributions | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.66%
Inception	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 6, 2009
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Retirement Class | After Taxes on Distributions and Sale of Fund Shares | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%
Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 6, 2009
Payden/Kravitz Cash Balance Plan Fund | Prospectus-Retirement Class | 30-Year U.S. Treasury Bond Yield (The returns for the index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%
Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 6, 2009

[1]	Payden/Kravitz Investment Advisers LLC ("Payden/Kravitz") has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses (excluding 12b-1 Distribution Fees, interest and taxes) will not exceed 1.25%.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013